Putnam PanAgora Market Neutral Fund
The fund's portfolio
11/30/20 (Unaudited)

COMMON STOCKS (15.6%)(a)
	Shares	Value
Capital markets (0.2%)
Morgan Stanley	219	$13,541

		13,541
Commercial services and supplies (—%)
Montrose Environmental Group, Inc.(NON)	48	1,315

		1,315

Diversified financial services (15.4%)
ACE Convergence Acquisition Corp. Class A(NON)	2,552	25,137
Alussa Energy Acquisition Corp. Class A (Cayman Islands)(NON)	856	8,500
Amplitude Healthcare Acquisition Corp. Class A(NON)	2,946	29,077
Ascendant Digital Acquisition Corp. Class A(NON)	334	3,323
Atlantic Avenue Acquisition Corp. Class A(NON)	2,562	24,851
BCTG Acquisition Corp.(NON)	1,936	21,683
BowX Acquisition Corp. Class A(NON)	2,586	26,248
Brilliant Acquisition Corp. (China)(NON)	2,626	25,971
Brilliant Acquisition Corp. (Rights) (China)(NON)	2,626	683
Capstar Special Purpose Acquisition Corp. Class A(NON)	2,526	24,957
CC Neuberger Principal Holdings II Class A(NON)	1,936	19,360
CF Finance Acquisition Corp. II Class A(NON)	2,586	25,886
Chardan Healthcare Acquisition 2 Corp.(NON)	2,652	26,387
Churchill Capital Corp. IV Class A(NON)	2,565	25,342
CM Life Sciences, Inc. Class A(NON)	1,923	19,307
Collective Growth Corp. Class A(NON)	2,802	27,852
Colonnade Acquisition Corp. Class A(NON)	2,700	26,595
D8 Holdings Corp. Class A (Hong Kong)(NON)	2,538	24,923
Deerfield Healthcare Technology Acquisitions Corp. Class A(NON)	335	3,585
Dragoneer Growth Opportunities Corp. Class A(NON)	330	4,224
E.Merge Technology Acquisition Corp. Class A(NON)	2,553	25,275
East Resources Acquisition Co. Class A(NON)	2,546	24,900
East Stone Acquisition Corp.(NON)	2,115	21,087
Fast Acquisition Corp. Class A(NON)	2,698	26,521
FinServ Acquisition Corp. Class A(NON)	830	8,317
Foley Trasimene Acquisition Corp. II Class A(NON)	2,580	27,064
Fortress Value Acquisition Corp. II Class A(NON)	2,565	26,291
Forum Merger III Corp. Class A(NON)	2,583	31,048
FTAC Olympus Acquisition Corp. Class A(NON)	2,586	25,395
Fusion Acquisition Corp. Class A(NON)	1,270	12,637
Galileo Acquisition Corp.(NON)	888	8,960
GigCapital3, Inc.(NON)	1,632	21,510
GO Acquisition Corp. Class A(NON)	2,550	25,118
Gores Holdings V, Inc. Class A(NON)	2,560	25,702
Greencity Acquisition Corp. (China)(NON)	2,516	25,210
Highcape Capital Acquisition Corp. Class A(NON)	2,580	25,800
Holicity, Inc. Class A(NON)	2,586	25,601
HPX Corp. Class A(NON)	2,554	25,234
Hudson Executive Investment Corp. Class A(NON)	2,554	25,361
Industrial Tech Acquisitions, Inc. Class A(NON)	2,587	25,689
Kismet Acquisition One Corp. (Russia)(NON)	2,782	27,264
L&F Acquisition Corp. (Kuwait)(NON)	2,126	21,366
LGL Systems Acquisition Corp. Class A(NON)	1,284	12,968
Lionheart Acquisition Corp. II Class A(NON)	2,576	25,631
LIV Capital Acquisition Corp. Class A (Mexico)(NON)	2,822	27,881
Longview Acquisition Corp. Class A(NON)	1,305	20,554
Malacca Straits Acquisition Co., Ltd. Class A (Hong Kong)(NON)	2,538	24,771
Mountain Crest Acquisition Corp.(NON)	1,611	16,416
NewHold Investment Corp. Class A(NON)	2,554	25,080
Northern Genesis Acquisition Corp.(NON)	1,397	19,558
PMV Consumer Acquisition Corp. Class A(NON)	2,492	24,347
Property Solutions Acquisition Corp.(NON)	2,546	24,951
PTK Acquisition Corp.(NON)	2,527	24,891
RedBall Acquisition Corp. Class A(NON)	975	10,101
Sandbridge Acquisition Corp. Class A(NON)	2,482	24,200
SCVX Corp. Class A(NON)	1,059	10,696
Software Acquisition Group, Inc. II Class A(NON)	2,812	27,473
Star Peak Energy Transition Corp. Class A(NON)	2,580	26,187
Tailwind Acquisition Corp. Class A(NON)	674	6,686
Union Acquisition Corp. II(NON)	1,771	17,869
Vistas Media Acquisition Co., Inc. Class A(NON)	2,554	25,131
Yucaipa Acquisition Corp. Class A(NON)	2,586	26,067
Yunhong International (Rights) (China)(NON)	904	203

		1,326,902
Software (—%)
Tenable Holdings, Inc.(NON)	86	3,094

		3,094

Total common stocks (cost $1,282,623)		$1,344,852

UNITS (6.9%)(a)
	Units	Value
ACON S2 Acquisition Corp.(NON)	2,000	$20,220
AEA-Bridges Impact Corp. (Cayman Islands)(NON)	2,562	26,184
Alpha Healthcare Acquisition Corp.(NON)	1,800	17,946
Altimeter Growth Corp.(NON)	269	3,279
Apollo Strategic Growth Capital(NON)	2,422	24,947
Aspirational Consumer Lifestyle Corp. (Singapore)(NON)	2,517	25,422
Atlas Crest Investment Corp.(NON)	2,587	26,168
Avanti Acquisition Corp. (Cayman Islands)(NON)	2,576	26,172
Broadstone Acquisition Corp. (United Kingdom)(NON)	2,561	26,122
Eucrates Biomedical Acquisition Corp.(NON)	1,980	19,899
Highcape Capital Acquisition Corp.(NON)	2	20
Horizon Acquisition Corp. II(NON)	2,571	26,224
IG Acquisition Corp.(NON)	2,381	24,167
Insu Acquisition Corp. II(NON)	331	4,568
Landcadia Holdings III, Inc.(NON)	1,608	16,289
Mallard Acquisition Corp.(NON)	2,570	25,726
NavSight Holdings, Inc.(NON)	2,566	25,917
Peridot Acquisition Corp.(NON)	2,517	26,051
Petra Acquisition, Inc.(NON)	2,583	26,347
PMV Consumer Acquisition Corp.(NON)	1	10
Prime Impact Acquisition I(NON)	2,593	26,043
Starboard Value Acquisition Corp.(NON)	2,588	26,449
Turmeric Acquisition Corp.(NON)	2,571	25,761
TWC Tech Holdings II Corp.(NON)	2,480	25,346
Vector Acquisition Corp.(NON)	2,172	22,154
Vesper Healthcare Acquisition Corp.(NON)	2,182	23,107
VG Acquisition Corp.(NON)	2,422	26,642
VPC Impact Acquisition Holdings(NON)	2,533	25,609

Total units (cost $579,049)		$592,789

WARRANTS (1.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
ACE Convergence Acquisition Corp. Class A	9/30/27	$11.50	1,276	$1,034
Alussa Energy Acquisition Corp. Class A (Cayman Islands)	10/31/26	11.50	428	382
Amplitude Healthcare Acquisition Corp. Class A	12/1/26	11.50	1,473	1,679
Ascendant Digital Acquisition Corp. Class A	12/31/25	11.50	167	220
Atlantic Avenue Acquisition Corp. Class A	12/31/25	11.50	1,281	897
BowX Acquisition Corp. Class A	12/31/25	11.50	862	1,121
Brilliant Acquisition Corp. (China)	12/31/25	11.50	2,626	1,208
Capstar Special Purpose Acquisition Corp. Class A	7/9/27	11.50	1,263	1,478
CC Neuberger Principal Holdings II Class A	7/29/25	11.50	484	590
CF Finance Acquisition Corp. II Class A	8/1/27	11.50	862	1,638
Chardan Healthcare Acquisition 2 Corp.	3/5/25	11.50	2,652	1,946
CHP Merger Corp. Class A	11/22/24	11.50	4,119	4,737
Churchill Capital Corp. IV Class A	9/18/25	11.50	513	595
CIIG Merger Corp. Class A	12/31/26	11.50	3,396	16,369
CITIC Capital Acquisition Corp. Class A (China)	1/17/27	11.50	339	502
CM Life Sciences, Inc. Class A	9/24/27	11.50	641	1,442
Collective Growth Corp. Class A	12/31/24	11.50	1,401	1,471
Colonnade Acquisition Corp. Class A	10/9/25	11.50	1,350	864
D8 Holdings Corp. Class A (Hong Kong)	8/5/27	11.50	1,269	977
Deerfield Healthcare Technology Acquisitions Corp. Class A	7/16/25	11.50	67	168
DFP Healthcare Acquisitions Corp. Class A	4/1/25	11.50	2,747	4,395
Dragoneer Growth Opportunities Corp. Class A	8/14/25	11.50	66	216
E.Merge Technology Acquisition Corp. Class A	7/30/25	11.50	851	877
East Resources Acquisition Co. Class A	7/1/27	11.50	1,273	980
Fast Acquisition Corp. Class A	8/25/27	11.50	1,349	1,551
FinServ Acquisition Corp. Class A	12/31/26	11.50	415	419
Foley Trasimene Acquisition Corp. Class A	7/17/25	11.50	3,073	5,132
Foley Trasimere Acquisition Corp. II Class A	8/11/25	11.50	860	1,512
Fortress Value Acquisition Corp. II Class A	8/10/27	11.50	513	962
Forum Merger III Corp. Class A	8/24/27	11.50	861	2,127
FTAC Olympus Acquisition Corp. Class A	8/28/25	11.50	862	1,034
Fusion Acquisition Corp. Class A	6/1/27	11.50	2,540	2,921
Galileo Acquisition Corp.	10/31/26	11.50	888	515
GigCapital3, Inc.	7/2/25	11.50	4,080	9,833
GO Acquisition Corp. Class A	8/31/27	11.50	850	850
Gores Holdings V, Inc. Class A	8/10/27	11.50	512	717
Greencity Acquisition Corp. (China)	8/28/21	11.50	2,516	881
Greenrose Acquisition Corp.	5/11/24	11.50	7,240	3,982
GX Acquisition Corp. Class A	5/24/26	11.50	624	967
Highcape Capital Acquisition Corp. Class A	9/30/27	11.50	860	645
Holicity, Inc. Class A	8/4/27	11.50	862	1,121
Horizon Acquisition Corp. Class A	8/19/25	11.50	3,428	4,011
HPX Corp. Class A	7/14/25	11.50	1,277	947
Hudson Executive Investment Corp. Class A	6/21/25	11.50	1,277	1,303
Industrial Tech Acquisitions, Inc. Class A	6/8/27	11.50	2,587	1,384
InterPrivate Acquisition Corp.	10/29/24	11.50	729	1,458
Jaws Acquisition Corp. Class A	7/6/25	11.50	1,531	3,230
Juniper Industrial Holdings, Inc. Class A	11/13/26	11.50	1,260	1,940
Kismet Acquisition One Corp. (Russia)	8/6/25	11.50	1,391	1,113
LGL Systems Acquisition Corp. Class A	11/12/26	11.50	2,568	3,107
Lionheart Acquisition Corp. II Class A	2/14/26	11.50	1,288	1,030
LIV Capital Acquisition Corp. Class A (Mexico)	1/10/25	11.50	2,822	1,665
Longview Acquisition Corp. Class A	6/29/25	11.50	435	1,481
Malacca Straits Acquisition Co., Ltd. Class A (Hong Kong)	6/30/27	11.50	1,269	685
NewHold Investment Corp. Class A	3/10/25	11.50	1,277	1,149
Northern Genesis Acquisition Corp. Class A	7/31/27	11.50	698	2,387
One Class A	8/17/25	11.50	2,450	4,606
Osprey Technology Acquisition Corp. Class A	10/30/24	11.50	1,305	1,749
PMV Consumer Acquisition Corp. Class A	8/31/27	11.50	1,246	1,149
Property Solutions Acquisition Corp.	8/28/27	11.50	2,546	1,731
PTK Acquisition Corp.	12/31/25	11.50	2,527	1,845
RedBall Acquisition Corp. Class A	8/17/22	11.50	325	605
Roth CH Acquisition I Co.	1/28/25	11.50	2,436	5,213
Sandbridge Acquisition Corp. Class A	9/14/27	11.50	1,241	869
SCVX Corp. Class A	1/24/25	11.50	5,298	6,252
Software Acquisition Group, Inc. II Class A	3/17/27	11.50	1,406	998
Star Peak Energy Transition Corp. Class A	8/11/25	11.50	860	1,135
Tailwind Acquisition Corp. Class A	9/7/27	11.50	337	351
Tuscan Holdings Corp. II	7/16/25	11.50	660	587
Union Acquisition Corp. II	4/1/25	11.50	6,292	4,341
Vistas Media Acquisition Co., Inc. Class A	8/1/26	11.50	2,554	1,150
Yucaipa Acquisition Corp. Class A	8/6/25	11.50	862	991
Yunhong International Class A (China)	1/31/27	11.50	1,356	447

Total warrants (cost $93,557)				$141,864

INVESTMENT COMPANIES (—%)(a)
	Shares	Value
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	92	$566

Total investment companies (cost $646)		$566

SHORT-TERM INVESTMENTS (30.8%)(a)
		Principal amount/ shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 0.01%	Shares	1,401,588	$1,401,588
U.S. Treasury Bills 0.105%, 12/17/20		$1,255,000	1,254,963

Total short-term investments (cost $2,656,529)			$2,656,551
TOTAL INVESTMENTS

Total investments (cost $4,612,404)			$4,736,622

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 11/30/20
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$24,627	$24,915	$—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	1Life Healthcare Inc — Monthly	$282
7,518	7,691	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	4imprint Group PLC — Monthly	171
31,447	30,710	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aaron's Inc — Monthly	(729)
933	952	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aberdeen Income Credit Strategies Fund — Monthly	84
13,474	13,925	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abivax SA — Monthly	447
43,106	43,062	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acacia Communications Inc — Monthly	(55)
2,905	—	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Achillion Pharmaceuticals Inc — Monthly	(2,905)
9,961	9,735	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acuity Brands Inc — Monthly	(228)
12,138	13,191	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Adaptimmune Therapeutics PLC ADR — Monthly	1,050
30,254	30,623	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Admiral Group PLC — Monthly	361
1,038	1,051	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Advent Convertible and Income Fund — Monthly	68
1,855	1,859	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AeroGrow International Inc — Monthly	2
48,635	50,137	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Affimed NV — Monthly	1,494
9,353	9,571	—	1/28/25	(Federal Funds Effective Rate US plus 0.60%) — Monthly	African Rainbow Minerals Ltd — Monthly	213
30,418	32,064	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agenus Inc — Monthly	1,638
34,419	35,187	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilent Technologies Inc — Monthly	758
17,928	18,171	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Airtac International Group — Monthly	237
12,430	12,854	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akzo Nobel NV — Monthly	484
10,916	10,858	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alamo Group Inc — Monthly	(58)
16,318	15,852	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alaska Air Group Inc — Monthly	(470)
61,761	57,670	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alexander & Baldwin Inc — Monthly	(4,103)
7,446	7,107	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alexander's Inc — Monthly	(224)
26,106	24,756	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alibaba Group Holding Ltd ADR — Monthly	(1,358)
39,128	38,633	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allegiant Travel Co — Monthly	(503)
1,463	1,471	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AllianzGI Convertible & Income Fund — Monthly	100
755	760	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AllianzGI Convertible & Income Fund II — Monthly	52
657	659	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AllianzGI Diversified Income & Convertible Fund — Monthly	29
21,207	21,018	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holdings Inc — Monthly	(107)
16,320	16,069	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allstate Corp/The — Monthly	(170)
23,902	23,921	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alpha & Omega Semiconductor Ltd — Monthly	15
22,934	22,807	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alphabet Inc — Monthly	(132)
3,974	4,013	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altech Corp — Monthly	38
15,804	15,418	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amada Co Ltd — Monthly	(186)
22,295	22,176	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.com Inc — Monthly	(125)
10,711	10,674	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Axle & Manufacturing Holdings Inc — Monthly	(37)
8,422	8,400	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Outdoor Brands Inc — Monthly	(22)
11,026	11,050	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American Public Education Inc — Monthly	24
18,829	18,339	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	(391)
49,950	51,649	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amkor Technology Inc — Monthly	1,688
20,468	20,071	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Andersons Inc/The — Monthly	(414)
3,737	3,739	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AnGes Inc — Monthly	—
22,131	21,885	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AngioDynamics Inc — Monthly	(251)
29,518	30,395	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Antares Pharma Inc — Monthly	869
46,428	45,266	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	AO World PLC — Monthly	(1,174)
16,708	17,143	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Apple Inc — Monthly	460
8,264	8,172	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arata Corp — Monthly	(28)
90,483	89,101	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ArcBest Corp — Monthly	(1,230)
16,607	15,937	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arch Capital Group Ltd — Monthly	(675)
46,864	52,363	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Arcus Biosciences Inc — Monthly	5,489
9,321	9,195	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Argo Graphics Inc — Monthly	(52)
80,077	78,885	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Artisan Partners Asset Management Inc — Monthly	243
35,109	35,325	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ashtead Group PLC — Monthly	207
50,496	52,309	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ASM International NV — Monthly	1,802
11,799	11,934	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Assembly Biosciences Inc — Monthly	126
17,651	17,284	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astec Industries Inc — Monthly	(339)
6,091	5,684	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astellas Pharma Inc — Monthly	(337)
18,378	18,197	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Asustek Computer Inc — Monthly	(188)
8,791	9,009	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Atacadao SA — Monthly	213
45,679	41,137	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Atlantic Capital Bancshares Inc — Monthly	(4,553)
13,984	13,686	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aurizon Holdings Ltd — Monthly	(300)
8,550	8,633	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Australian Pharmaceutical Industries Ltd — Monthly	223
60,301	59,533	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avaya Holdings Corp — Monthly	(784)
10,388	9,875	—	1/28/25	(Federal Funds Effective Rate US plus 0.60%) — Monthly	AVI Ltd — Monthly	(519)
4,360	4,340	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avnet Inc — Monthly	(21)
41,269	42,266	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	B&M European Value Retail SA — Monthly	3,555
7,508	7,483	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BAIC Motor Corp Ltd — Monthly	(27)
19,112	18,849	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Balfour Beatty PLC — Monthly	(267)
43,428	39,849	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bancorp Inc/The — Monthly	(3,588)
22,818	22,134	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of America Corp — Monthly	(689)
10,549	10,351	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of Commerce Holdings — Monthly	(200)
39,971	36,713	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of Marin Bancorp — Monthly	(3,025)
9,729	9,428	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank of New York Mellon Corp/The — Monthly	(228)
43,710	40,219	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BayCom Corp — Monthly	(3,500)
14,715	14,813	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BBX Capital Inc — Monthly	95
11,446	11,686	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beauty Garage Inc — Monthly	237
15,851	16,127	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bechtle AG — Monthly	270
19,020	18,410	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BeiGene Ltd ADR — Monthly	(616)
3,166	3,071	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bell System24 Holdings Inc — Monthly	(97)
9,521	9,769	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bergenbio ASA — Monthly	246
19,226	18,987	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berkeley Group Holdings PLC — Monthly	(244)
9,135	9,296	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Biglari Holdings Inc — Monthly	159
12,120	12,335	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bilia AB — Monthly	211
12,999	13,989	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bill.com Holdings Inc — Monthly	986
46,065	45,720	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Biohaven Pharmaceutical Holding Co Ltd — Monthly	(355)
36,322	33,625	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BJ's Restaurants Inc — Monthly	(2,546)
56,232	59,975	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackline Inc — Monthly	3,730
657	664	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock California Municipal Income Trust — Monthly	19
3,927	3,927	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Corporate High Yield Fund Inc — Monthly	186
913	920	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Debt Strategies Fund Inc — Monthly	50
1,891	1,904	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Floating Rate Income Strategies Fund Inc — Monthly	98
532	535	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Floating Rate Income Trust — Monthly	28
576	579	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Municipal Income Trust — Monthly	19
929	937	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniHoldings Investment Quality Fund — Monthly	33
691	695	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniVest Fund Inc — Monthly	22
560	561	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield California Quality Fund Inc — Monthly	16
608	610	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield Fund Inc — Monthly	21
821	822	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock MuniYield Quality Fund III Inc — Monthly	22
2,350	2,412	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BlackRock Taxable Municipal Bond Trust — Monthly	136
1,441	1,450	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Blackstone/GSO Strategic Credit Fund — Monthly	27
17,455	16,835	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bloomin' Brands Inc — Monthly	(624)
42,641	41,562	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bluegreen Vacations Holding Corp — Monthly	(1,087)
518	521	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	BNY Mellon Strategic Municipal Bond Fund Inc — Monthly	18
11,411	10,973	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bogota Financial Corp — Monthly	(442)
10,985	10,701	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bollore SA — Monthly	(286)
12,936	12,758	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Booz Allen Hamilton Holding Corp — Monthly	(136)
7,200	6,914	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Borussia Dortmund GmbH & Co KGaA — Monthly	(287)
57,626	59,341	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Box Inc — Monthly	1,701
34,514	33,717	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boyd Gaming Corp — Monthly	(805)
19,354	19,437	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	bpost SA — Monthly	80
10,926	10,471	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bridgestone Corp — Monthly	(458)
15,161	14,532	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brinker International Inc — Monthly	(632)
18,161	18,034	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co — Monthly	(2)
521	530	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bristol-Myers Squibb Co (Rights) — Monthly	9
10,678	10,722	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Broadridge Financial Solutions Inc — Monthly	42
2,725	2,728	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brookfield Real Assets Income Fund Inc — Monthly	33
7,982	7,663	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brother Industries Ltd — Monthly	(230)
17,625	17,663	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bruker Corp — Monthly	48
22,593	22,168	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brunswick Corp/DE — Monthly	(350)
10,680	10,621	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Buckle Inc/The — Monthly	(59)
6,880	6,671	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Buzzi Unicem SpA — Monthly	(211)
7,172	6,998	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	C&C Group PLC — Monthly	(175)
20,347	20,934	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Systems Inc — Monthly	582
752	757	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Calamos Dynamic Convertible & Income Fund — Monthly	11
11,053	10,899	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Caleres Inc — Monthly	(154)
10,942	10,546	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cambridge Bancorp — Monthly	(397)
7,459	7,102	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canon Inc — Monthly	(359)
8,407	8,617	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capcom Co Ltd — Monthly	207
46,680	43,172	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital City Bank Group Inc — Monthly	(3,520)
30,386	28,946	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capital One Financial Corp — Monthly	(1,413)
9,669	9,560	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Carabao Group PCL NVDR — Monthly	(115)
37,599	35,504	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Card Factory PLC — Monthly	(2,103)
10,585	10,283	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carlisle Cos Inc — Monthly	(267)
14,953	15,027	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carlsberg A/S — Monthly	70
24,363	24,022	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carrier Global Corp — Monthly	(297)
8,244	8,111	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Castellum AB — Monthly	(135)
10,302	10,260	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cato Corp/The — Monthly	(42)
11,968	11,487	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cawachi Ltd — Monthly	(484)
8,814	8,767	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cboe Global Markets Inc — Monthly	(9)
19,952	21,688	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	CD Projekt SA — Monthly	1,724
14,322	14,749	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Celltrion Inc — Monthly	422
6,530	6,473	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Centene Corp — Monthly	(59)
35,564	33,649	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CenterPoint Energy Inc — Monthly	(1,925)
17,348	17,257	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Central Garden & Pet Co — Monthly	(96)
36,739	35,183	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Central Valley Community Bancorp — Monthly	(1,292)
40,004	39,472	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Century Communities Inc — Monthly	(542)
13,267	13,396	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cerner Corp — Monthly	125
12,447	12,921	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Charm Care Corp KK — Monthly	471
21,738	21,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Charoen Pokphand Foods PCL NVDR — Monthly	(176)
8,023	8,130	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chemed Corp — Monthly	111
14,942	16,045	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chemometec A/S — Monthly	1,100
39,010	36,361	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chico's FAS Inc — Monthly	(2,656)
18,038	17,977	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Chicony Electronics Co Ltd — Monthly	(68)
8,889	8,781	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Energy Engineering Corp Ltd — Monthly	(110)
17,418	17,856	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Lesso Group Holdings Ltd — Monthly	433
8,773	8,670	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Meidong Auto Holdings Ltd — Monthly	(105)
19,016	19,377	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Vanke Co Ltd — Monthly	358
15,838	16,668	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Chong Kun Dang Pharmaceutical Corp — Monthly	825
10,805	10,644	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CIE Automotive SA — Monthly	(163)
9,655	9,766	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ciena Corp — Monthly	109
19,013	19,013	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cincinnati Bell Inc — Monthly	(5)
83,374	87,469	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cirrus Logic Inc — Monthly	4,074
15,783	16,110	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	322
44,604	43,977	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Civista Bancshares Inc — Monthly	(350)
5,587	5,477	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CK Asset Holdings Ltd — Monthly	(111)
7,457	7,257	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CK Hutchison Holdings Ltd — Monthly	(202)
7,356	7,431	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CK Life Sciences Int'l Holdings Inc — Monthly	73
6,433	6,394	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CKD Corp — Monthly	(20)
18,291	17,586	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clean Harbors Inc — Monthly	(709)
74,237	74,550	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clearfield Inc — Monthly	296
28,145	31,188	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clovis Oncology Inc — Monthly	3,034
5,102	5,253	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CMIC Holdings Co Ltd — Monthly	218
49,590	49,241	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coastal Financial Corp/WA — Monthly	(360)
43,249	42,655	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola Consolidated Inc — Monthly	(563)
7,071	7,004	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Coca-Cola HBC AG — Monthly	(69)
6,098	6,081	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Collins Foods Ltd — Monthly	(19)
18,868	17,417	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	(1,456)
32,485	31,846	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comfort Systems USA Inc — Monthly	(576)
13,958	13,287	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	ComfortDelGro Corp Ltd — Monthly	(677)
58,516	56,049	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Community Health Systems Inc — Monthly	(2,478)
19,202	18,960	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Compal Electronics Inc — Monthly	(250)
32,218	33,178	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computacenter PLC — Monthly	951
51,415	50,094	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computer Programs and Systems Inc — Monthly	(1,336)
11,632	11,274	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Condor Hospitality Trust Inc — Monthly	(361)
39,896	38,922	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CONMED Corp — Monthly	(983)
40,282	36,869	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CONSOL Coal Resources LP — Monthly	(3,422)
7,078	6,972	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Conzzeta AG — Monthly	(107)
10,453	10,210	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cooper-Standard Holdings Inc — Monthly	(244)
31,495	30,959	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Corp Industrial Carabobo SACA — Monthly	(542)
40,601	37,882	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	COSCO SHIPPING Holdings Co Ltd — Monthly	(2,726)
24,643	25,496	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CoStar Group Inc — Monthly	847
18,224	18,413	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Costco Wholesale Corp — Monthly	217
54,410	50,791	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cross Country Healthcare Inc — Monthly	(3,631)
24,652	24,735	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cummins Inc — Monthly	221
11,215	10,428	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Curo Group Holdings Corp — Monthly	(731)
4,584	4,636	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cybernet Systems Co Ltd — Monthly	51
33,126	33,893	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	CytomX Therapeutics Inc — Monthly	757
21,400	20,388	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Daelim Industrial Co Ltd — Monthly	(1,020)
9,241	9,620	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daifuku Co Ltd — Monthly	398
6,997	6,874	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daiwa Securities Living Investments Corp — Monthly	24
20,265	20,436	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dali Foods Group Co Ltd — Monthly	165
14,540	14,973	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	De' Longhi SpA — Monthly	429
16,155	16,482	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deere & Co — Monthly	371
15,285	15,363	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deutsche Post AG — Monthly	74
13,326	13,791	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Deutsche Wohnen SE — Monthly	460
30,630	31,329	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DexCom Inc — Monthly	690
11,632	12,213	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dexerials Corp — Monthly	723
21,768	23,631	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dialog Semiconductor PLC — Monthly	1,858
44,730	48,367	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dicerna Pharmaceuticals Inc — Monthly	3,626
13,453	12,725	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dick's Sporting Goods Inc — Monthly	(732)
9,094	9,442	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dicker Data Ltd — Monthly	411
8,415	8,942	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Digital Holdings Inc — Monthly	525
19,129	22,085	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Digital Turbine Inc — Monthly	2,952
7,120	6,994	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dip Corp — Monthly	(59)
9,080	9,236	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Disco Corp — Monthly	183
65,766	66,255	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Domo Inc — Monthly	471
9,242	9,223	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Dong-A Socio Holdings Co Ltd — Monthly	(22)
37,869	38,412	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Donnelley Financial Solutions Inc — Monthly	533
11,031	11,489	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Doosan Heavy Industries & Construction Co Ltd — Monthly	455
17,222	16,323	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DouYu International Holdings Ltd ADR — Monthly	(906)
22,838	22,454	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dover Corp — Monthly	(300)
8,924	9,326	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dropbox Inc — Monthly	400
22,138	22,380	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dunelm Group PLC — Monthly	235
531	533	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	DWS Municipal Income Trust — Monthly	15
33,766	40,361	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dynavax Technologies Corp — Monthly	6,586
1,450	1,460	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Floating-Rate Income Trust — Monthly	24
2,299	2,295	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Ltd Duration Income Fund — Monthly	14
730	729	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Municipal Income Trust — Monthly	2
1,716	1,733	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eaton Vance Senior Floating-Rate Trust — Monthly	33
3,227	3,199	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ebara Corp — Monthly	(29)
2,870	2,798	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	eBook Initiative Japan Co Ltd — Monthly	(73)
15,386	14,991	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eiffage SA — Monthly	(398)
3,750	3,711	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eiken Chemical Co Ltd — Monthly	(14)
7,598	7,585	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	El.En. SpA — Monthly	(15)
16,826	16,582	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Emaar Development PJSC — Monthly	(259)
10,904	10,859	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	EMCOR Group Inc — Monthly	(45)
14,044	14,066	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Empire Co Ltd — Monthly	69
52,806	49,849	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enova International Inc — Monthly	(2,967)
61,747	60,637	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enphase Energy Inc — Monthly	(1,123)
70,267	69,714	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ensign Group Inc/The — Monthly	(520)
40,925	40,088	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Enterprise Bancorp Inc/MA — Monthly	(575)
3,794	3,674	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	EPS Holdings Inc — Monthly	(86)
48,540	49,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Esquire Financial Holdings Inc — Monthly	1,022
8,887	8,435	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ESR Cayman Ltd — Monthly	(454)
33,007	31,623	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Essent Group Ltd — Monthly	(1,277)
20,166	20,035	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Essity AB — Monthly	240
8,393	8,341	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Estee Lauder Cos Inc/The — Monthly	(36)
6,816	7,152	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Eubiologics Co Ltd — Monthly	334
—	378	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	EuBiologics Co Ltd (Rights) — Monthly	378
9,432	9,432	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eureka Homestead Bancorp Inc — Monthly	(2)
3,711	3,546	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Exedy Corp — Monthly	(89)
6,331	6,476	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Exelixis Inc — Monthly	143
58,187	57,722	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fabrinet — Monthly	(479)
13,780	13,849	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Facebook Inc — Monthly	65
7,844	8,113	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fancl Corp — Monthly	296
45,678	44,156	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Federal Signal Corp — Monthly	(1,421)
39,452	37,818	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Federated Hermes Inc — Monthly	146
14,372	14,405	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fielmann AG — Monthly	30
7,856	7,702	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First American Financial Corp — Monthly	(156)
46,835	44,214	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Bancorp/Southern Pines NC — Monthly	(2,630)
38,095	36,399	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Choice Bancorp — Monthly	(1,705)
48,543	46,955	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Financial Bankshares Inc — Monthly	(1,600)
1,171	1,180	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Trust High Income Long/Short Fund — Monthly	9
597	601	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Trust Senior Floating Rate Income Fund II — Monthly	9
11,198	10,495	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Western Financial Inc — Monthly	(705)
18,521	18,496	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fitbit Inc — Monthly	(31)
70,073	71,402	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Five Prime Therapeutics Inc — Monthly	1,324
77,249	83,032	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Five9 Inc — Monthly	5,761
14,833	14,587	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	FleetCor Technologies Inc — Monthly	(249)
31,004	30,695	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Flutter Entertainment PLC — Monthly	(317)
23,092	22,725	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	FONAR Corp — Monthly	(374)
16,335	16,335	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ford Motor Co — Monthly	(4)
28,045	24,496	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Ford Otomotiv Sanayi A/S — Monthly	(3,564)
8,940	8,812	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Formula Systems (1985) Ltd — Monthly	(133)
17,500	17,992	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortinet Inc — Monthly	487
8,696	8,486	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortive Corp — Monthly	(205)
8,656	8,517	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortune Brands Home & Security Inc — Monthly	(117)
39,196	38,493	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Franklin Financial Services Corp — Monthly	(307)
9,072	9,166	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fresenius Medical Care AG & Co KGaA — Monthly	92
10,529	10,661	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuji Electric Co Ltd — Monthly	231
3,433	3,487	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fujimi Inc — Monthly	96
7,313	7,642	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fujitsu Ltd — Monthly	374
6,502	6,427	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fukui Computer Holdings Inc — Monthly	(77)
10,460	10,241	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Furuno Electric Co Ltd — Monthly	(145)
29,571	28,719	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fuyao Glass Industry Group Co Ltd — Monthly	(858)
10,912	10,450	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	G4S PLC — Monthly	(465)
13,044	13,076	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Galenica AG — Monthly	28
33,533	34,401	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GAMCO Investors Inc — Monthly	859
20,352	20,266	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Generac Holdings Inc — Monthly	(92)
15,321	15,897	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Genexine Inc — Monthly	571
30,715	33,064	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GenMark Diagnostics Inc — Monthly	2,341
9,843	9,772	—	1/28/25	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Genomma Lab Internacional SAB de CV — Monthly	(79)
11,176	10,892	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Genting Singapore Ltd — Monthly	(289)
19,177	19,496	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Getinge AB — Monthly	314
20,277	19,823	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Giant Manufacturing Co Ltd — Monthly	(461)
6,724	6,856	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gilead Sciences Inc — Monthly	130
34,642	36,269	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Global Blood Therapeutics Inc — Monthly	1,618
14,153	14,816	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GN Store Nord A/S — Monthly	659
15,220	15,510	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GoDaddy Inc — Monthly	287
10,876	10,787	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	GP Strategies Corp — Monthly	(89)
36,518	35,532	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gray Television Inc — Monthly	(993)
31,916	31,396	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Great Wall Motor Co Ltd — Monthly	(527)
10,011	10,086	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gree Inc — Monthly	72
16,092	15,569	—	1/28/25	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Gruma SAB de CV — Monthly	(536)
10,516	10,367	—	1/28/25	(Federal Funds Effective Rate US plus 0.90%) — Monthly	Grupo Bimbo SAB de CV — Monthly	(157)
6,683	6,680	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	GS Retail Co Ltd — Monthly	(6)
2,664	2,703	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Strategic Opportunities Fund — Monthly	223
675	689	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust — Monthly	37
3,548	3,448	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gunze Ltd — Monthly	(101)
7,537	7,232	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hakuhodo DY Holdings Inc — Monthly	(244)
32,341	31,630	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Halfords Group PLC — Monthly	(719)
50,699	49,691	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanger Inc — Monthly	(1,018)
9,780	9,015	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hankyu Hanshin Holdings Inc — Monthly	(708)
23,450	22,470	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanover Insurance Group Inc/The — Monthly	(985)
7,232	7,184	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hanwa Co Ltd — Monthly	26
12,718	12,381	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hanwha Corp — Monthly	(342)
8,026	7,979	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Harmonic Drive Systems Inc — Monthly	(50)
17,158	17,546	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Harpoon Therapeutics Inc — Monthly	383
22,405	21,260	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hartford Financial Services Group Inc/The — Monthly	(994)
7,326	7,238	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hays PLC — Monthly	(90)
10,878	10,827	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Healthcare Realty Trust Inc — Monthly	(51)
27,651	26,694	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HealthStream Inc — Monthly	(964)
8,854	7,096	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hebei Construction Group Corp Ltd — Monthly	(1,760)
12,333	12,003	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HeidelbergCement AG — Monthly	(333)
72,920	68,536	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Herman Miller Inc — Monthly	(4,040)
66,421	64,832	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heron Therapeutics Inc — Monthly	(1,606)
10,130	9,656	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hexcel Corp — Monthly	(476)
1,949	1,971	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Highland Income Fund — Monthly	56
36,057	35,980	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hiscox Ltd — Monthly	(86)
53,116	51,717	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HMS Holdings Corp — Monthly	(1,411)
10,676	10,646	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HNI Corp — Monthly	(30)
14,520	14,703	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Home Depot Inc/The — Monthly	179
8,967	9,217	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hopson Development Holdings Ltd — Monthly	247
20,530	21,294	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	HubSpot Inc — Monthly	757
70,548	70,640	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hudson Ltd — Monthly	72
10,026	10,013	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Humana Inc — Monthly	—
15,250	15,221	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hutchison China MediTech Ltd ADR — Monthly	(33)
3,801	3,764	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	I-PEX Inc — Monthly	(38)
18,872	18,736	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ibiden Co Ltd — Monthly	(116)
9,145	8,766	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IDOM Inc — Monthly	(309)
26,760	27,060	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	II-VI Inc — Monthly	295
6,781	6,799	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ilyang Pharmaceutical Co Ltd — Monthly	15
7,262	7,199	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IMI PLC — Monthly	(65)
69,801	71,777	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ImmunoGen Inc — Monthly	1,956
7,218	6,888	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inaba Denki Sangyo Co Ltd — Monthly	(204)
15,248	15,200	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inchcape PLC — Monthly	(52)
18,018	18,768	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Incyte Corp — Monthly	745
21,965	20,459	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indah Kiat Pulp & Paper Corp Tbk PT — Monthly	(1,523)
42,419	39,820	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Independent Bank Corp/MI — Monthly	(2,141)
28,746	28,209	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Indofood Sukses Makmur Tbk PT — Monthly	(559)
4,212	4,092	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ines Corp — Monthly	(83)
6,578	6,695	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Information Services International-Dentsu Ltd — Monthly	115
39,645	40,480	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	InfuSystem Holdings Inc — Monthly	826
10,177	10,147	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingenia Communities Group — Monthly	(32)
20,108	19,759	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Innovent Biologics Inc — Monthly	(356)
54,746	56,622	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inphi Corp — Monthly	1,863
32,882	31,721	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insperity Inc — Monthly	(1,169)
34,859	31,619	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insteel Industries Inc — Monthly	(1,156)
46,750	44,110	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Bancshares Corp — Monthly	(2,650)
41,063	38,462	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Consolidated Airlines Group SA — Monthly	(2,606)
51,082	49,818	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IntriCon Corp — Monthly	(1,274)
513	516	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Advantage Municipal Income Trust II — Monthly	19
649	654	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco California Value Municipal Income Trust — Monthly	21
2,576	2,611	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Dynamic Credit Opportunities Fund — Monthly	168
980	984	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Opportunity Trust — Monthly	32
921	927	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Municipal Trust — Monthly	33
558	560	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Quality Municipal Income Trust — Monthly	18
3,699	3,756	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Senior Income Trust — Monthly	198
849	854	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Trust for Investment Grade Municipals — Monthly	31
737	741	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Invesco Value Municipal Income Trust — Monthly	25
12,919	13,405	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ipsen SA — Monthly	482
9,313	9,049	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IPSOS — Monthly	(266)
19,875	19,772	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	IQVIA Holdings Inc — Monthly	(108)
2,785	2,867	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ISB Corp — Monthly	81
25,785	25,057	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ITT Inc — Monthly	(734)
13,510	13,298	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	J Alexander's Holdings Inc — Monthly	(215)
36,627	35,632	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	J D Wetherspoon PLC — Monthly	(1,003)
13,056	12,765	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jabil Inc — Monthly	(267)
1,549	1,564	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jack in the Box Inc — Monthly	14
10,242	10,383	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Real Estate Investment Corp — Monthly	330
4,888	4,784	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Retail Fund Investment Corp — Monthly	11
7,839	7,328	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Steel Works Ltd/The — Monthly	(469)
4,181	4,046	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Wool Textile Co Ltd/The — Monthly	(82)
8,624	8,221	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Japfa Ltd — Monthly	(407)
4,769	4,342	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Jardine Cycle & Carriage Ltd — Monthly	(429)
19,691	19,803	—	1/28/25	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Jarir Marketing Co — Monthly	325
22,976	22,795	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jazz Pharmaceuticals PLC — Monthly	(188)
6,100	6,073	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	JB Hi-Fi Ltd — Monthly	(29)
36,527	35,335	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	JD.com Inc ADR — Monthly	(1,201)
9,104	9,081	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jungheinrich AG (Preference) — Monthly	(25)
32,358	34,749	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kadmon Holdings Inc — Monthly	2,383
15,727	15,852	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kadokawa Corp — Monthly	122
4,227	4,148	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kaga Electronics Co Ltd — Monthly	(30)
7,008	6,879	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kandenko Co Ltd — Monthly	(24)
6,722	6,619	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kato Sangyo Co Ltd — Monthly	(50)
42,133	41,219	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KB Home — Monthly	(748)
11,954	11,787	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kemira Oyj — Monthly	100
17,086	16,927	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kesko Oyj — Monthly	(167)
19,300	18,073	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KeyCorp — Monthly	(1,016)
8,084	8,290	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KFC Holdings Japan Ltd — Monthly	268
72,618	70,975	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kforce Inc — Monthly	(1,660)
29,774	29,408	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kia Motors Corp — Monthly	(376)
20,151	19,557	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Holdings Ltd — Monthly	(598)
36,172	34,784	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Laminates Holdings Ltd — Monthly	(1,398)
25,365	25,631	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingfisher PLC — Monthly	258
6,050	6,006	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kissei Pharmaceutical Co Ltd — Monthly	23
25,891	26,205	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	KLA Corp — Monthly	402
18,925	19,662	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Klabin SA (Units) — Monthly	726
15,334	15,270	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	KLCCP Stapled Group (Units) — Monthly	74
9,409	9,902	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kobe Bussan Co Ltd — Monthly	521
3,160	3,094	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kohnan Shoji Co Ltd — Monthly	(67)
6,300	6,015	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koito Manufacturing Co Ltd — Monthly	(269)
8,447	8,147	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Komeri Co Ltd — Monthly	(246)
5,869	5,759	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Konica Minolta Inc — Monthly	42
21,739	22,349	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Ahold Delhaize NV — Monthly	604
19,086	19,017	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	L Brands Inc — Monthly	(73)
64,690	61,931	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	La-Z-Boy Inc — Monthly	(2,775)
15,665	15,471	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LafargeHolcim Ltd — Monthly	(198)
24,973	25,280	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lantheus Holdings Inc — Monthly	301
—	—	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lantheus Medical Imaging, Inc — Monthly	—
16,700	15,778	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lawson Products Inc/DE — Monthly	(926)
26,010	24,384	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lee & Man Paper Manufacturing Ltd — Monthly	(1,632)
5,004	4,890	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Leonardo SpA — Monthly	(115)
28,733	26,643	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lexicon Pharmaceuticals Inc — Monthly	(2,096)
9,857	8,996	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	LG Corp — Monthly	(864)
9,432	8,852	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty TripAdvisor Holdings Inc — Monthly	(581)
658	643	—	1/28/25	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Life Healthcare Group Holdings Ltd — Monthly	(15)
6,375	6,193	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lintec Corp — Monthly	(85)
38,399	40,310	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LivePerson Inc — Monthly	1,900
13,823	13,268	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Lojas Americanas SA (Preference) — Monthly	(562)
38,938	39,324	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Longfor Group Holdings Ltd — Monthly	377
13,895	14,416	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lonza Group AG — Monthly	517
16,417	16,517	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lowe's Cos Inc — Monthly	159
27,924	27,140	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LPL Financial Holdings Inc — Monthly	(715)
15,596	15,287	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	LS Electric Co Ltd — Monthly	(314)
462	523	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	LSC Communications Inc — Monthly	61
17,343	17,967	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lumentum Holdings Inc — Monthly	619
58,593	57,767	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	M/I Homes Inc — Monthly	(842)
10,684	10,623	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Macatawa Bank Corp — Monthly	(60)
35,128	35,482	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MacroGenics Inc — Monthly	345
13,798	13,859	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Magna International Inc — Monthly	148
2,060	1,991	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mail.Ru Group Ltd GDR — Monthly	(70)
639	644	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MainStay MacKay DefinedTerm Municipal Opportunities Fund — Monthly	23
26,785	26,386	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Malibu Boats Inc — Monthly	(405)
18,847	18,023	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ManpowerGroup Inc — Monthly	(585)
60,256	59,413	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marten Transport Ltd — Monthly	(858)
32,521	31,684	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastech Digital Inc — Monthly	(846)
18,431	18,172	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc — Monthly	(242)
21,547	21,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Match Group Inc — Monthly	26
5,909	5,747	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Matrix IT Ltd — Monthly	(128)
7,834	8,046	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maxell Holdings Ltd — Monthly	210
38,981	39,776	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maxim Integrated Products Inc — Monthly	786
11,049	10,976	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mayville Engineering Co Inc — Monthly	(73)
44,381	42,957	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	McGrath RentCorp — Monthly	(1,151)
25,130	25,187	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	McKesson Corp — Monthly	110
18,781	18,753	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	McKesson Europe AG — Monthly	567
18,960	18,962	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Medigen Vaccine Biologics Corp — Monthly	(3)
23,328	22,942	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Megaworld Corp — Monthly	(388)
6,631	6,428	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Megmilk Snow Brand Co Ltd — Monthly	(205)
47,725	47,396	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MEI Pharma Inc — Monthly	(341)
47,685	44,897	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meituan — Monthly	(2,800)
5,914	5,682	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Melco International Development Ltd — Monthly	(233)
22,417	22,509	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Merck & Co Inc — Monthly	86
9,554	9,796	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Merdeka Copper Gold Tbk PT — Monthly	235
58,201	57,155	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Meritage Homes Corp — Monthly	(1,063)
17,644	17,645	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metallurgical Corp of China Ltd — Monthly	(4)
21,205	20,499	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MetLife Inc — Monthly	(507)
36,045	38,273	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Metso Outotec Oyj — Monthly	2,220
1,263	1,270	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MFS Intermediate Income Trust — Monthly	73
17,470	17,542	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Micro-Star International Co Ltd — Monthly	66
19,890	19,909	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Microsoft Corp — Monthly	66
45,598	44,375	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Miller Industries Inc/TN — Monthly	(1,234)
12,941	13,410	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mimasu Semiconductor Industry Co Ltd — Monthly	543
901	945	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mimecast Ltd — Monthly	44
10,231	9,934	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Minth Group Ltd — Monthly	(299)
18,609	20,073	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mirum Pharmaceuticals Inc — Monthly	1,459
5,276	5,015	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitchells & Butlers PLC — Monthly	(262)
10,294	10,603	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Gas Chemical Co Inc — Monthly	455
8,393	8,609	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui-Soko Holdings Co Ltd — Monthly	299
10,736	10,923	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mixi Inc — Monthly	371
5,455	5,207	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mizuno Corp — Monthly	(185)
35,492	35,517	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MobileIron Inc — Monthly	15
3,908	3,841	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mochida Pharmaceutical Co Ltd — Monthly	(34)
16,908	15,980	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mohawk Industries Inc — Monthly	(930)
41,760	42,280	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Molecular Templates Inc — Monthly	507
23,410	23,328	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Motorola Solutions Inc — Monthly	(88)
41,111	40,310	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mr Cooper Group Inc — Monthly	(811)
9,852	10,056	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Murata Manufacturing Co Ltd — Monthly	255
37,350	37,482	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MVC Capital Inc — Monthly	123
10,928	10,891	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	MYR Group Inc — Monthly	(37)
16,779	17,920	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NanoString Technologies Inc — Monthly	1,136
40,001	39,720	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Express Group PLC — Monthly	(288)
4,303	4,203	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Health Investors Inc — Monthly	(101)
28,649	27,502	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Research Corp — Monthly	(1,155)
33,844	34,036	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Navistar International Corp — Monthly	182
24,812	24,073	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NCR Corp — Monthly	(746)
3,529	3,563	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NET One Systems Co Ltd — Monthly	53
33,768	32,533	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NetEase Inc ADR — Monthly	(1,244)
10,994	10,879	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NETGEAR Inc — Monthly	(117)
9,186	9,378	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	New Relic Inc — Monthly	189
9,107	9,027	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NextCure Inc — Monthly	(83)
1,267	1,260	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NextGen Healthcare Inc — Monthly	(8)
11,465	11,124	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NGK Insulators Ltd — Monthly	(285)
7,365	7,245	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NGK Spark Plug Co Ltd — Monthly	(37)
17,933	17,601	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nifco Inc/Japan — Monthly	(231)
6,483	6,322	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nihon Kohden Corp — Monthly	(134)
9,961	10,217	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nintendo Co Ltd — Monthly	377
5,562	5,527	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Accommodations Fund Inc — Monthly	49
3,398	3,233	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Paper Industries Co Ltd — Monthly	(140)
7,298	7,146	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Shinyaku Co Ltd — Monthly	(112)
3,361	3,400	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nippon Steel Trading Corp — Monthly	81
8,109	7,789	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nishio Rent All Co Ltd — Monthly	(60)
5,032	4,876	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nisshin Seifun Group Inc — Monthly	(113)
6,590	6,440	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nissin Foods Holdings Co Ltd — Monthly	(115)
10,424	10,824	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nomura Real Estate Holdings Inc — Monthly	567
15,307	14,713	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Northern Trust Corp — Monthly	(597)
17,174	16,624	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Northrop Grumman Corp — Monthly	(475)
59,547	54,204	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NOW Inc — Monthly	(5,354)
3,890	3,822	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NSD Co Ltd — Monthly	(69)
9,945	9,838	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nu Skin Enterprises Inc — Monthly	(38)
2,710	2,740	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen AMT-Free Municipal Credit Income Fund — Monthly	109
3,560	3,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen AMT-Free Quality Municipal Income Fund — Monthly	115
3,595	3,636	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Credit Strategies Income Fund — Monthly	366
2,052	2,076	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Floating Rate Income Fund — Monthly	105
1,852	1,870	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Municipal Credit Income Fund — Monthly	73
2,668	2,671	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Municipal High Income Opportunity Fund — Monthly	87
2,740	2,750	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Quality Municipal Income Fund — Monthly	88
2,243	2,252	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Senior Income Fund — Monthly	103
730	751	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nuveen Taxable Municipal Income Fund — Monthly	43
12,332	11,992	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	NVR Inc — Monthly	(344)
32,526	32,274	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oak Valley Bancorp — Monthly	(259)
9,005	8,812	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Obayashi Corp — Monthly	(58)
7,717	7,768	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ocado Group PLC — Monthly	48
47,618	45,516	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oil-Dri Corp of America — Monthly	(1,771)
8,918	9,033	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Omron Corp — Monthly	148
15,959	15,569	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	OncoTherapy Science Inc — Monthly	(395)
7,063	7,164	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Oneness Biotech Co Ltd — Monthly	98
9,471	9,491	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ono Pharmaceutical Co Ltd — Monthly	75
3,001	3,204	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	OraSure Technologies Inc — Monthly	202
18,260	18,141	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Otis Worldwide Corp — Monthly	(70)
14,781	14,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Overstock.com Inc — Monthly	(207)
15,722	15,448	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Owens Corning — Monthly	(226)
6,080	5,819	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Oyo Corp — Monthly	(263)
3,691	3,609	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PALTAC Corp — Monthly	(65)
11,883	11,722	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Panasonic Corp — Monthly	(70)
6,660	6,871	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PAPYLESS Co Ltd — Monthly	209
15,870	15,845	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PayPal Holdings Inc — Monthly	(29)
39,760	39,168	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PC Connection Inc — Monthly	(608)
73,393	70,980	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Penn National Gaming Inc — Monthly	(2,429)
23,917	24,151	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PennyMac Financial Services Inc — Monthly	292
17,840	17,217	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Peoples Bancorp of North Carolina Inc — Monthly	(626)
20,320	19,927	—	1/28/25	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Petrobras Distribuidora SA — Monthly	(404)
27,997	29,477	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pets at Home Group PLC — Monthly	1,472
1,221	1,221	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PGIM Global High Yield Fund Inc — Monthly	63
1,263	1,269	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PGIM High Yield Bond Fund Inc — Monthly	68
39,113	41,410	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pharma Mar SA — Monthly	2,284
1,986	993	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Pharmally International Holding Co Ltd — Monthly	(994)
6,889	6,783	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	PharmaResearch Products Co Ltd — Monthly	(109)
7,431	7,284	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pharmaron Beijing Co Ltd — Monthly	(149)
17,917	17,984	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Phathom Pharmaceuticals Inc — Monthly	62
15,496	15,198	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Piaggio & C SpA — Monthly	(121)
3,191	3,183	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Corporate & Income Opportunity Fund — Monthly	179
645	651	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Income Strategy Fund — Monthly	45
1,228	1,238	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Income Strategy Fund II — Monthly	87
986	993	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PIMCO Municipal Income Fund II — Monthly	37
9,574	9,943	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pinterest Inc — Monthly	367
10,539	10,253	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Bancorp Inc/NY — Monthly	(288)
610	617	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer High Income Trust — Monthly	41
548	550	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pioneer Municipal High Income Advantage Trust — Monthly	18
4,133	4,007	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Plumas Bancorp — Monthly	(88)
18,080	18,144	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Polaris Inc — Monthly	176
13,389	12,461	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Porsche Automobil Holding SE (Preference) — Monthly	(930)
9,272	8,918	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco International Corp — Monthly	(357)
25,089	23,531	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Powell Industries Inc — Monthly	(1,327)
19,175	19,367	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Powertech Technology Inc — Monthly	184
16,000	15,746	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Premier Investments Ltd — Monthly	(258)
10,184	10,080	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pressance Corp — Monthly	(40)
8,463	7,714	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prosegur Cia de Seguridad SA — Monthly	(750)
90,415	94,441	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Protagonist Therapeutics Inc — Monthly	4,006
57,456	57,575	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Providence Service Corp/The — Monthly	105
8,568	8,535	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Provident Bancorp Inc — Monthly	(34)
41,161	40,709	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Provident Financial Holdings Inc — Monthly	(66)
30,271	29,046	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prudential PLC — Monthly	(1,232)
37,086	37,748	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PTC Inc — Monthly	652
64,801	63,821	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PTC Therapeutics Inc — Monthly	(994)
20,788	20,332	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	PulteGroup Inc — Monthly	(463)
36,564	37,226	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Puma Biotechnology Inc — Monthly	653
8,920	8,989	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pure Storage Inc — Monthly	67
63,467	59,787	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pzena Investment Management Inc — Monthly	(3,425)
64,264	62,807	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Q2 Holdings Inc — Monthly	(1,471)
25,358	25,902	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	QUALCOMM Inc — Monthly	538
42,981	41,530	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Quanex Building Products Corp — Monthly	(1,463)
80,825	78,090	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	QuinStreet Inc — Monthly	(2,754)
34,009	32,153	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Radian Group Inc — Monthly	(1,651)
62,928	60,869	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RadNet Inc — Monthly	(2,073)
13,010	12,920	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd — Monthly	(98)
62,313	63,249	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rapid7 Inc — Monthly	921
43,900	46,567	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RCI Hospitality Holdings Inc — Monthly	2,657
19,144	18,280	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Red Robin Gourmet Burgers Inc — Monthly	(867)
29,650	30,314	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Redfin Corp — Monthly	657
7,344	7,585	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Redhill Biopharma Ltd ADR — Monthly	238
12,492	12,293	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Redrow PLC — Monthly	(202)
14,741	14,965	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regeneron Pharmaceuticals Inc — Monthly	219
52,854	50,493	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Regional Management Corp — Monthly	(1,994)
8,686	8,274	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Relia Inc — Monthly	(301)
6,974	6,853	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rengo Co Ltd — Monthly	(30)
6,260	6,238	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Resorttrust Inc — Monthly	26
36,705	34,983	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Retractable Technologies Inc — Monthly	(1,728)
8,169	7,827	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rheinmetall AG — Monthly	(344)
12,877	12,114	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Richmond Mutual BanCorp Inc — Monthly	(766)
7,595	7,344	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ricoh Co Ltd — Monthly	(183)
45,620	47,177	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rigel Pharmaceuticals Inc — Monthly	1,546
11,691	11,667	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rimini Street Inc — Monthly	(23)
943	939	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	RiverNorth/DoubleLine Strategic Opportunity Fund Inc — Monthly	82
37,355	35,033	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Riverview Bancorp Inc — Monthly	(2,331)
10,796	10,526	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Robert Half International Inc — Monthly	(217)
19,714	19,416	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roche Holding AG — Monthly	(304)
18,031	16,994	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rocky Brands Inc — Monthly	(1,041)
8,487	8,343	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rohm Co Ltd — Monthly	(82)
23,913	25,247	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roku Inc — Monthly	1,329
14,223	14,716	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Roland DG Corp — Monthly	489
33,495	33,654	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Mail PLC — Monthly	151
22,431	22,687	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Unibrew A/S — Monthly	250
38,789	37,717	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rush Enterprises Inc — Monthly	(945)
7,398	7,121	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	S-1 Corp — Monthly	(280)
16,564	17,237	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	S&P Global Inc — Monthly	701
5,250	5,144	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saizeriya Co Ltd — Monthly	(63)
16,290	16,223	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	salesforce.com Inc — Monthly	(74)
31,528	30,862	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Electronics Co Ltd — Monthly	(545)
40,311	41,219	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sangamo Therapeutics Inc — Monthly	895
6,548	6,603	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sanki Engineering Co Ltd — Monthly	233
10,334	10,705	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SAP SE — Monthly	368
9,609	9,779	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Sarana Menara Nusantara Tbk PT — Monthly	163
32,738	31,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Saul Centers Inc — Monthly	(635)
11,622	11,505	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Savills PLC — Monthly	(120)
6,498	6,628	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scala Inc — Monthly	128
8,479	7,936	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schibsted ASA — Monthly	(546)
14,997	15,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	ScinoPharm Taiwan Ltd — Monthly	575
4,781	4,867	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SCREEN Holdings Co Ltd — Monthly	84
7,768	8,056	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SCSK Corp — Monthly	361
9,068	8,948	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seiko Epson Corp — Monthly	36
7,418	7,195	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sekisui House Ltd — Monthly	(225)
55,949	54,370	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Select Medical Holdings Corp — Monthly	(1,593)
36,237	36,142	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seneca Foods Corp — Monthly	(104)
67,382	64,578	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Service Properties Trust — Monthly	(2,761)
23,225	23,847	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sesa SpA — Monthly	616
19,386	18,952	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seven Group Holdings Ltd — Monthly	(439)
7,984	7,911	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shandong Gold Mining Co Ltd — Monthly	(75)
8,477	8,463	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shanghai Pharmaceuticals Holding Co Ltd — Monthly	(15)
7,077	7,193	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shimadzu Corp — Monthly	140
14,553	14,914	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shimao Group Holdings Ltd — Monthly	357
110	116	—	1/28/25	(Federal Funds Effective Rate US plus 0.00%) — Monthly	Shimao Services Holdings Ltd — Monthly	6
4,513	4,494	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shindengen Electric Manufacturing Co Ltd — Monthly	(20)
8,428	8,467	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ship Healthcare Holdings Inc — Monthly	37
1,926	1,865	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shoe Carnival Inc — Monthly	(61)
15,970	15,888	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ShotSpotter Inc — Monthly	(85)
8,996	8,850	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shun Tak Holdings Ltd — Monthly	(148)
22,290	22,255	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Siam Cement PCL/The NVDR — Monthly	(50)
52,096	49,918	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sierra Bancorp — Monthly	(1,737)
10,772	11,135	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Silicon Laboratories Inc — Monthly	360
12,006	11,958	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Silvergate Capital Corp — Monthly	(47)
11,145	11,550	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SimCorp A/S — Monthly	401
12,860	13,258	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SiteOne Landscape Supply Inc — Monthly	394
10,925	11,164	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	SK Chemicals Co Ltd — Monthly	237
15,346	15,119	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SKF AB — Monthly	(231)
7,426	7,249	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SKY Perfect JSAT Holdings Inc — Monthly	(56)
61,461	61,261	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SkyWest Inc — Monthly	(211)
10,863	10,825	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sleep Number Corp — Monthly	(38)
12,410	12,474	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Software AG — Monthly	61
9,835	9,851	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonae SGPS SA — Monthly	14
41,451	39,007	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonic Automotive Inc — Monthly	(2,454)
28,415	28,981	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonova Holding AG — Monthly	558
10,476	10,410	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sony Corp — Monthly	(45)
51,067	47,867	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	South Plains Financial Inc — Monthly	(3,075)
12,164	11,678	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Southwest Airlines Co — Monthly	(489)
25,040	24,527	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spectrum Brands Holdings Inc — Monthly	(366)
12,291	12,437	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirent Communications PLC — Monthly	142
28,610	28,174	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirit Airlines Inc — Monthly	(442)
47,536	45,111	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spirit of Texas Bancshares Inc — Monthly	(2,436)
9,042	9,025	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SS&C Technologies Holdings Inc — Monthly	(1)
4,200	4,129	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	St Marc Holdings Co Ltd — Monthly	(16)
13,071	13,136	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Standard Foods Corp — Monthly	60
19,794	19,312	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	State Street Corp — Monthly	(487)
51,613	48,612	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Steelcase Inc — Monthly	(3,013)
11,134	10,968	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	StoneX Group Inc — Monthly	(169)
6,210	5,957	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Subaru Corp — Monthly	(183)
7,733	7,443	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Chemical Co Ltd — Monthly	(186)
9,317	8,871	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Dainippon Pharma Co Ltd — Monthly	(366)
9,636	9,149	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Electric Industries Ltd — Monthly	(380)
20,905	20,977	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sundrug Co Ltd — Monthly	216
47,480	45,654	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sunstone Hotel Investors Inc — Monthly	(1,835)
42,568	41,174	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Superdry PLC — Monthly	(1,402)
32,857	31,599	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Surmodics Inc — Monthly	(1,267)
45,224	45,793	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sushiro Global Holdings Ltd — Monthly	742
61,321	62,287	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SVMK Inc — Monthly	948
13,385	13,212	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sweco AB — Monthly	(177)
35,499	35,600	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match AB — Monthly	91
69,644	69,765	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Syndax Pharmaceuticals Inc — Monthly	105
35,488	35,488	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Syneos Health Inc — Monthly	(10)
11,323	11,222	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	SYNNEX Corp — Monthly	(104)
21,268	22,295	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synopsys Inc — Monthly	1,021
19,476	18,437	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synovus Financial Corp — Monthly	(1,045)
10,927	10,954	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Systemax Inc — Monthly	27
5,491	5,585	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Syuppin Co Ltd — Monthly	92
36,266	36,091	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taiwan Semiconductor Manufacturing Co Ltd ADR — Monthly	(184)
3,080	3,119	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Takara Leben Co Ltd — Monthly	75
17,746	18,412	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Take-Two Interactive Software Inc — Monthly	661
19,566	18,663	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tapestry Inc — Monthly	(907)
12,947	12,926	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Target Corp — Monthly	25
32,933	32,894	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taubman Centers Inc — Monthly	(46)
9,397	9,588	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TDK Corp — Monthly	241
14,136	14,018	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TE Connectivity Ltd — Monthly	(62)
16,862	16,858	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telefonaktiebolaget LM Ericsson — Monthly	(8)
1,706	1,722	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Templeton Emerging Markets Income Fund — Monthly	86
19,686	19,447	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tempur Sealy International Inc — Monthly	(244)
59,617	61,145	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tenable Holdings Inc — Monthly	1,511
20,090	19,866	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tesla Inc — Monthly	(228)
65,550	63,782	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Texas Capital Bancshares Inc — Monthly	(1,783)
59,615	59,655	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Texas Roadhouse Inc — Monthly	24
19,663	19,286	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Textainer Group Holdings Ltd — Monthly	(381)
9,750	9,634	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Thai Union Group PCL NVDR — Monthly	(123)
32,110	31,521	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Theravance Biopharma Inc — Monthly	(599)
38,685	38,655	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tiffany & Co — Monthly	131
4,990	5,177	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tilly's Inc — Monthly	186
14,286	14,250	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Timberland Bancorp Inc/WA — Monthly	81
14,528	14,656	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Times China Holdings Ltd — Monthly	124
8,168	7,764	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tingyi Cayman Islands Holding Corp — Monthly	(406)
6,511	5,996	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tobu Railway Co Ltd — Monthly	(500)
22,762	22,476	—	1/28/25	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Tofas Turk Otomobil Fabrikasi A/S — Monthly	(299)
2,192	2,124	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokuyama Corp — Monthly	(40)
9,148	8,994	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Electron Device Ltd — Monthly	(55)
46,653	47,225	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Electron Ltd — Monthly	987
9,724	9,904	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyotokeiba Co Ltd — Monthly	177
72,743	71,609	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TopBuild Corp — Monthly	(1,153)
11,445	11,036	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tosoh Corp — Monthly	(245)
6,659	6,950	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Towa Corp — Monthly	290
20,939	20,915	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Construction Co Ltd — Monthly	(30)
25,412	24,569	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Suisan Kaisha Ltd — Monthly	(681)
6,334	6,250	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyobo Co Ltd — Monthly	(86)
13,772	13,893	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trane Technologies PLC — Monthly	118
2,613	2,586	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Transcosmos Inc — Monthly	(28)
20,041	19,493	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TransUnion — Monthly	(537)
26,414	26,553	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travere Therapeutics Inc — Monthly	132
11,079	10,890	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TRI Pointe Group Inc — Monthly	(192)
57,700	53,792	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	TriCo Bancshares — Monthly	(3,921)
4,989	4,845	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsubakimoto Chain Co — Monthly	(94)
14,784	14,224	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tsugami Corp — Monthly	(472)
15,640	15,552	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	TTY Biopharm Co Ltd — Monthly	(94)
10,507	10,499	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tupperware Brands Corp — Monthly	(9)
17,411	17,441	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Twitter Inc — Monthly	25
7,027	6,801	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ube Industries Ltd — Monthly	(75)
31,216	31,003	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	UBS AG/London — Monthly	(220)
36,210	34,132	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	UGI Corp — Monthly	(2,088)
4,013	4,042	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ulvac Inc — Monthly	28
13,077	12,625	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Uni-President China Holdings Ltd — Monthly	(455)
44,006	44,158	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Unimicron Technology Corp — Monthly	138
10,317	10,473	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	UNITED Inc/Japan — Monthly	242
45,967	45,261	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Security Bancshares/Fresno CA — Monthly	(717)
15,803	15,519	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Therapeutics Corp — Monthly	(288)
52,413	51,028	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Electronics Inc — Monthly	(1,397)
12,259	12,013	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Universal Health Services Inc — Monthly	(249)
33,512	30,166	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Urban Edge Properties — Monthly	(3,353)
4,583	4,217	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Urban Outfitters Inc — Monthly	(368)
10,481	10,373	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Valmet Oyj — Monthly	(110)
16,997	16,787	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Valmont Industries Inc — Monthly	(214)
9,695	10,000	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	ValueCommerce Co Ltd — Monthly	302
34,474	34,448	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Varian Medical Systems Inc — Monthly	(36)
24,793	24,913	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeco Instruments Inc — Monthly	115
22,006	22,703	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	691
10,603	10,473	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vera Bradley Inc — Monthly	(130)
66,473	62,949	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veritiv Corp — Monthly	(3,538)
35,265	35,356	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Virtusa Corp — Monthly	82
18,137	18,090	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc — Monthly	(22)
17,223	16,017	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Volkswagen AG (Preference) — Monthly	(1,210)
14,486	14,524	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	W R Berkley Corp — Monthly	34
5,846	5,750	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wacoal Holdings Corp — Monthly	(47)
35,334	35,078	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Walt Disney Co/The — Monthly	(266)
5,550	5,333	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Warabeya Nichiyo Holdings Co Ltd — Monthly	(219)
35,037	35,067	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Watford Holdings Ltd — Monthly	20
12,528	12,718	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wayfair Inc — Monthly	186
31,429	28,574	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Weichai Power Co Ltd — Monthly	(2,861)
15,521	15,150	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wells Fargo C&B Mid Cap Value Fund — Monthly	(238)
694	700	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wells Fargo Multi-Sector Income Fund — Monthly	43
28,528	26,507	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Alliance Bancorp — Monthly	(1,898)
2,176	2,171	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset Emerging Markets Debt Fund Inc — Monthly	25
616	618	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Western Asset Managed Municipals Fund Inc — Monthly	6
11,076	11,188	—	1/28/25	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Westports Holdings Bhd — Monthly	105
23,912	21,051	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Westwood Holdings Group Inc — Monthly	(2,868)
12,454	12,191	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Will Group Inc — Monthly	(266)
10,753	10,509	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Williams-Sonoma Inc — Monthly	(196)
74,770	74,324	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Willis Towers Watson PLC — Monthly	(466)
20,843	21,805	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Workday Inc — Monthly	955
8,429	8,237	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Workspace Group PLC — Monthly	(194)
17,486	17,093	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	WPP PLC — Monthly	(169)
22,217	22,449	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	WuXi AppTec Co Ltd — Monthly	224
24,236	24,915	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	X4 Pharmaceuticals Inc — Monthly	674
36,872	39,590	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xilinx Inc — Monthly	2,811
8,897	8,979	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xinyi Glass Holdings Ltd — Monthly	80
11,617	11,552	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yamaha Motor Co Ltd — Monthly	(67)
6,472	6,290	—	1/28/25	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Yanlord Land Group Ltd — Monthly	(185)
13,342	13,226	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yara International ASA — Monthly	437
7,284	7,065	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yokogawa Electric Corp — Monthly	(163)
16,208	16,617	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yuexiu Property Co Ltd — Monthly	993
12,004	11,814	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yuhan Corp — Monthly	(194)
15,420	15,276	—	1/28/25	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yulon Nissan Motor Co Ltd — Monthly	(149)
17,202	16,519	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yum China Holdings Inc — Monthly	(652)
9,965	10,069	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Z Holdings Corp — Monthly	101
6,664	6,839	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zealand Pharma A/S — Monthly	173
12,696	12,801	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zillow Group Inc — Monthly	101
16,971	17,535	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zoomlion Heavy Industry Science and Technology Co Ltd — Monthly	559
846	853	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zumiez Inc — Monthly	7
10,976	10,866	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zuora Inc — Monthly	(111)
7,525	7,722	—	1/28/25	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zynga Inc — Monthly	194
19,790	20,839	—	1/28/25	Federal Funds Effective Rate US minus 3.93% — Monthly	22nd Century Group Inc — Monthly	(1,078)
24,684	26,142	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	3D Systems Corp — Monthly	(1,459)
10,399	10,223	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	51job Inc ADR — Monthly	176
24,336	24,309	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	89bio Inc — Monthly	25
10,902	11,198	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	AAC Technologies Holdings Inc — Monthly	(303)
846	847	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AAON Inc — Monthly	—
25,113	25,540	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Abbott Laboratories — Monthly	(538)
10,161	9,919	—	1/28/25	Federal Funds Effective Rate US minus 0.98% — Monthly	Acacia Research Corp — Monthly	236
26,731	27,746	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Acceleron Pharma Inc — Monthly	(1,018)
14,924	15,051	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Accton Technology Corp — Monthly	(141)
20,499	19,967	—	1/28/25	Federal Funds Effective Rate US minus 3.78% — Monthly	AcelRx Pharmaceuticals Inc — Monthly	459
829	822	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ACNB Corp — Monthly	7
44,719	44,448	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Acushnet Holdings Corp — Monthly	266
9,095	8,812	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Adbri Ltd — Monthly	281
8,239	8,327	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	ADO Properties SA — Monthly	(89)
55,494	59,302	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Advanced Micro Devices Inc — Monthly	(3,814)
15,116	15,069	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Advantech Co Ltd — Monthly	33
23,247	23,091	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AECOM — Monthly	154
24,914	23,633	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Aegion Corp — Monthly	1,280
11,255	10,183	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AerCap Holdings NV — Monthly	1,071
6,268	6,812	—	1/28/25	Federal Funds Effective Rate US minus 2.63% — Monthly	AFI Properties Ltd — Monthly	(554)
6,837	6,657	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	AGC Inc/Japan — Monthly	179
7,508	7,381	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Agree Realty Corp — Monthly	127
3,738	3,730	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ai Holdings Corp — Monthly	7
9,986	9,707	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Air China Ltd — Monthly	277
42,667	41,837	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Air Transport Services Group Inc — Monthly	826
8,602	8,267	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Airbus SE — Monthly	334
34,952	34,679	—	1/28/25	Federal Funds Effective Rate US minus 11.18% — Monthly	Akoustis Technologies Inc — Monthly	(68)
11,961	12,076	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Alibaba Pictures Group Ltd — Monthly	(123)
7,987	8,241	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Allakos Inc — Monthly	(255)
6,607	6,264	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Alps Alpine Co Ltd — Monthly	295
13,741	13,351	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Altisource Portfolio Solutions SA — Monthly	389
10,543	10,656	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	AMA Group Ltd — Monthly	(115)
2,300	2,480	—	1/28/25	Federal Funds Effective Rate US minus 0.34% — Monthly	Amarin Corp PLC ADR — Monthly	(180)
9,271	8,989	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ambac Financial Group Inc — Monthly	281
6,445	6,836	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ambu A/S — Monthly	(392)
16,560	16,569	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AMERCO — Monthly	(11)
4,958	4,823	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	ANA Holdings Inc — Monthly	121
66,344	67,871	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Analog Devices Inc — Monthly	(1,533)
19,338	19,247	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Anaplan Inc — Monthly	89
820	843	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	ANDRITZ AG — Monthly	(25)
4,857	4,907	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ANI Pharmaceuticals Inc — Monthly	(51)
21,344	21,092	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Anika Therapeutics Inc — Monthly	249
80,107	78,883	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Aon PLC — Monthly	1,039
16,918	16,673	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Archer-Daniels-Midland Co — Monthly	122
15,854	15,858	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ares Management Corp — Monthly	(6)
11,660	11,834	—	1/28/25	Federal Funds Effective Rate US minus 3.75% — Monthly	Artiza Networks Inc — Monthly	(249)
13,886	14,655	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Asahi Intecc Co Ltd — Monthly	(771)
21,890	22,779	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ascendis Pharma A/S ADR — Monthly	(890)
5,716	5,778	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ascential PLC — Monthly	(64)
27,373	26,776	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Assetmark Financial Holdings Inc — Monthly	594
6,793	6,923	—	1/28/25	Federal Funds Effective Rate US minus 0.53% — Monthly	Associated Capital Group Inc — Monthly	(150)
18,310	17,054	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Assured Guaranty Ltd — Monthly	1,087
1,118	1,092	—	1/28/25	Federal Funds Effective Rate US minus 19.00% — Monthly	Aston Martin Lagonda Global Holdings PLC — Monthly	13
7,307	7,190	—	1/28/25	Federal Funds Effective Rate US minus 6.88% — Monthly	Asukanet Co Ltd — Monthly	80
5,904	5,851	—	1/28/25	Federal Funds Effective Rate US minus 0.53% — Monthly	Asure Software Inc — Monthly	51
7,696	7,444	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Atelana Investment SICAV SA — Monthly	251
35,047	32,871	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Atlantic Union Bankshares Corp — Monthly	1,898
11,853	11,724	—	1/28/25	Federal Funds Effective Rate US minus 1.63% — Monthly	Atom Corp — Monthly	113
864	872	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Atomera Inc — Monthly	(8)
22,074	22,258	—	1/28/25	Federal Funds Effective Rate US minus 2.25% — Monthly	AU Optronics Corp — Monthly	(221)
30,693	30,642	—	1/28/25	Federal Funds Effective Rate US minus 2.53% — Monthly	Auburn National BanCorp Inc — Monthly	(5)
10,237	10,263	—	1/28/25	Federal Funds Effective Rate US minus 10.63% — Monthly	Audinate Group Ltd — Monthly	(109)
2,612	2,700	—	1/28/25	Federal Funds Effective Rate US minus 19.13% — Monthly	Autonomous Control Systems Laboratory Ltd — Monthly	(126)
30,733	30,790	—	1/28/25	Federal Funds Effective Rate US minus 3.13% — Monthly	AVEO Pharmaceuticals Inc — Monthly	(139)
29,905	29,839	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	AviChina Industry & Technology Co Ltd — Monthly	60
7,946	8,254	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Avid Bioservices Inc — Monthly	(309)
31,028	31,206	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Axonics Modulation Technologies Inc — Monthly	(182)
66,114	66,661	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	AXT Inc — Monthly	(551)
12,096	11,989	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	Ayala Corp — Monthly	105
21,066	20,744	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	B Riley Financial Inc — Monthly	104
15,529	15,090	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Bakkafrost P/F — Monthly	437
43,959	41,057	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Banc of California Inc — Monthly	2,898
29,962	30,361	—	1/28/25	Federal Funds Effective Rate US minus 2.08% — Monthly	Bank First Corp — Monthly	(446)
16,653	15,725	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank of Hawaii Corp — Monthly	786
26,800	25,546	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank of Princeton/The — Monthly	1,145
37,049	36,179	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bankwell Financial Group Inc — Monthly	590
17,503	17,094	—	1/28/25	Federal Funds Effective Rate US minus 1.03% — Monthly	Baozun Inc ADR — Monthly	396
25,588	23,995	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bar Harbor Bankshares — Monthly	1,362
35,987	35,781	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Barings BDC Inc — Monthly	(500)
16,512	16,617	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	BBMG Corp — Monthly	(120)
39,483	37,009	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BCB Bancorp Inc — Monthly	1,962
12,448	11,993	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Beijing Capital International Airport Co Ltd — Monthly	452
18,386	18,094	—	1/28/25	Federal Funds Effective Rate US minus 2.13% — Monthly	Beijing Tong Ren Tang Chinese Medicine Co Ltd — Monthly	263
27,838	25,896	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Berkshire Hills Bancorp Inc — Monthly	1,940
11,967	11,901	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Berli Jucker PCL — Monthly	56
7,089	6,924	—	1/28/25	Federal Funds Effective Rate US minus 1.23% — Monthly	BEST Inc ADR — Monthly	159
27,830	27,987	—	1/28/25	Federal Funds Effective Rate US minus 8.28% — Monthly	Beyond Air Inc — Monthly	(344)
15,899	16,323	—	1/28/25	Federal Funds Effective Rate US minus 2.23% — Monthly	Beyondspring Inc — Monthly	(461)
12,377	11,824	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	Bilfinger SE — Monthly	531
19,614	19,715	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bio-Techne Corp — Monthly	(124)
7,864	8,033	—	1/28/25	Federal Funds Effective Rate US minus 17.50% — Monthly	Biocartis Group NV — Monthly	(268)
11,886	11,745	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Blackmores Ltd — Monthly	129
11,511	11,545	—	1/28/25	Federal Funds Effective Rate US minus 2.13% — Monthly	Blue Prism Group PLC — Monthly	(55)
39,766	39,254	—	1/28/25	Federal Funds Effective Rate US minus 0.58% — Monthly	BlueLinx Holdings Inc — Monthly	496
8,876	8,672	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	BMO Commercial Property Trust Ltd — Monthly	143
19,367	18,753	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Boeing Co/The — Monthly	613
17,268	16,336	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BOK Financial Corp — Monthly	803
25,130	26,197	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	boohoo Group PLC — Monthly	(1,071)
25,188	25,452	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Boston Omaha Corp — Monthly	(266)
12,066	11,512	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	BR Malls Participacoes SA — Monthly	546
11,973	11,390	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Braskem SA (Preference) — Monthly	568
31,317	30,790	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Bright Horizons Family Solutions Inc — Monthly	524
10,943	10,216	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BrightView Holdings Inc — Monthly	726
4,603	4,471	—	1/28/25	Federal Funds Effective Rate US minus 9.75% — Monthly	Broadband Tower Inc — Monthly	90
40,094	37,737	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Brookline Bancorp Inc — Monthly	1,970
10,675	10,668	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Brunello Cucinelli SpA — Monthly	6
10,644	10,656	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	BTS Group Holdings PCL — Monthly	(22)
17,822	17,355	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Bumrungrad Hospital PCL — Monthly	439
23,088	22,728	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Burlington Stores Inc — Monthly	358
44,092	41,037	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Business First Bancshares Inc — Monthly	2,831
14,353	14,049	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	BWX Technologies Inc — Monthly	256
26,082	24,804	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Byline Bancorp Inc — Monthly	1,276
75,523	69,491	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cadence BanCorp — Monthly	5,640
5,995	5,839	—	1/28/25	Federal Funds Effective Rate US minus 0.93% — Monthly	Caesarstone Ltd — Monthly	85
25,220	25,278	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cal-Maine Foods Inc — Monthly	(61)
53,556	55,760	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Callaway Golf Co — Monthly	(2,209)
37,954	36,332	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Capitol Federal Financial Inc — Monthly	984
18,045	17,589	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cara Therapeutics Inc — Monthly	454
8,742	8,426	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cardlytics Inc — Monthly	314
838	826	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cardtronics PLC — Monthly	12
21,175	20,910	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Carlyle Group Inc/The — Monthly	79
22,298	21,874	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CarMax Inc — Monthly	422
42,507	39,869	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Carter Bankshares Inc — Monthly	2,635
19,743	19,794	—	1/28/25	Federal Funds Effective Rate US minus 6.13% — Monthly	Cassava Sciences Inc — Monthly	(163)
27,449	27,881	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Catalent Inc — Monthly	(435)
19,224	19,102	—	1/28/25	Federal Funds Effective Rate US minus 5.13% — Monthly	CCC SA — Monthly	76
68,794	72,885	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Celsius Holdings Inc — Monthly	(4,097)
19,168	19,581	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	Center Laboratories Inc — Monthly	(464)
6,269	6,168	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Centuria Office REIT — Monthly	(12)
5,703	5,945	—	1/28/25	Federal Funds Effective Rate US minus 0.68% — Monthly	Ceragon Networks Ltd — Monthly	(244)
13,877	14,486	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ceres Power Holdings PLC — Monthly	(611)
27,668	27,769	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ceridian HCM Holding Inc — Monthly	(104)
10,791	10,901	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CH Robinson Worldwide Inc — Monthly	(110)
876	876	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Chefs' Warehouse Inc/The — Monthly	—
26,924	28,941	—	1/28/25	Federal Funds Effective Rate US minus 6.43% — Monthly	Chembio Diagnostics Inc — Monthly	(2,144)
16,671	16,402	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Cheng Shin Rubber Industry Co Ltd — Monthly	260
25,866	25,287	—	1/28/25	Federal Funds Effective Rate US minus 14.48% — Monthly	China Eastern Airlines Corp Ltd — Monthly	306
20,824	21,081	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	China Evergrande Group — Monthly	(298)
10,985	11,325	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Jinmao Holdings Group Ltd — Monthly	(684)
20,798	20,230	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Mengniu Dairy Co Ltd — Monthly	563
11,666	11,708	—	1/28/25	Federal Funds Effective Rate US minus 9.00% — Monthly	China Railway Signal & Communication Corp Ltd — Monthly	(125)
9,288	9,521	—	1/28/25	Federal Funds Effective Rate US minus 2.48% — Monthly	China Reinsurance Group Corp — Monthly	(250)
21,233	20,880	—	1/28/25	Federal Funds Effective Rate US minus 1.38% — Monthly	China Southern Airlines Co Ltd — Monthly	334
17,884	19,778	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	China Traditional Chinese Medicine Holdings Co Ltd — Monthly	(1,898)
7,254	6,919	—	1/28/25	Federal Funds Effective Rate US minus 3.50% — Monthly	Chiyoda Corp — Monthly	316
14,000	13,552	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Choice Hotels International Inc — Monthly	446
18,339	18,409	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding A/S — Monthly	(72)
9,105	9,216	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	CIMIC Group Ltd — Monthly	(113)
3,686	3,307	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CIRCOR International Inc — Monthly	379
34,948	33,668	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Citizens & Northern Corp — Monthly	775
18,150	18,257	—	1/28/25	Federal Funds Effective Rate US minus 1.98% — Monthly	Citizens Holding Co — Monthly	(137)
14,971	14,529	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CNA Financial Corp — Monthly	285
11,224	10,768	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Coca-Cola Bottlers Japan Holdings Inc — Monthly	453
17,449	17,313	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Cochlear Ltd — Monthly	132
14,556	13,306	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Cogna Educacao — Monthly	1,230
35,637	37,882	—	1/28/25	Federal Funds Effective Rate US minus 2.18% — Monthly	Cohbar Inc — Monthly	(2,289)
9,407	9,704	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Coloplast A/S — Monthly	(299)
34,777	33,540	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Columbia Financial Inc — Monthly	1,234
32,678	30,938	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Community Bank System Inc — Monthly	1,737
8,730	9,091	—	1/28/25	Federal Funds Effective Rate US minus 2.08% — Monthly	Compugen Ltd — Monthly	(377)
49,367	46,311	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ConnectOne Bancorp Inc — Monthly	2,817
41,652	36,602	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CONSOL Energy Inc — Monthly	5,047
25,992	26,482	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cooper Cos Inc/The — Monthly	(494)
11,488	11,839	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Copro-Holdings Co Ltd — Monthly	(451)
9,013	8,865	—	1/28/25	Federal Funds Effective Rate US minus 3.98% — Monthly	CorMedix Inc — Monthly	132
23,430	23,425	—	1/28/25	Federal Funds Effective Rate US minus 1.23% — Monthly	Cortexyme Inc — Monthly	(18)
8,850	8,799	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	COSCO SHIPPING Energy Transportation Co Ltd — Monthly	16
21,151	20,744	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	COSCO SHIPPING Ports Ltd — Monthly	401
17,310	17,174	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Country Garden Holdings Co Ltd — Monthly	(260)
848	858	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	County Bancorp Inc — Monthly	(10)
9,547	9,551	—	1/28/25	Federal Funds Effective Rate US minus 0.68% — Monthly	Credit Acceptance Corp — Monthly	(9)
20,962	21,332	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cree Inc — Monthly	(373)
12,295	14,246	—	1/28/25	Federal Funds Effective Rate US minus 2.03% — Monthly	Cronos Group Inc — Monthly	(1,980)
7,564	7,089	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CrossFirst Bankshares Inc — Monthly	474
41,312	44,953	—	1/28/25	Federal Funds Effective Rate US minus 0.53% — Monthly	CryoPort Inc — Monthly	(3,656)
9,386	9,221	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	CStone Pharmaceuticals — Monthly	102
14,482	14,138	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CSX Corp — Monthly	301
37,825	36,366	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cubic Corp — Monthly	1,455
27,000	29,732	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Cue Biopharma Inc — Monthly	(2,735)
8,704	8,960	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	CyberArk Software Ltd — Monthly	(257)
24,712	25,489	—	1/28/25	Federal Funds Effective Rate US minus 4.38% — Monthly	CYBERDYNE Inc — Monthly	(852)
10,176	9,768	—	1/28/25	Federal Funds Effective Rate US minus 12.75% — Monthly	Dairy Farm International Holdings Ltd — Monthly	312
11,738	12,035	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Daiwa House REIT Investment Corp — Monthly	(558)
22,387	22,849	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Davide Campari-Milano NV — Monthly	(467)
2,279	2,336	—	1/28/25	Federal Funds Effective Rate US minus 7.25% — Monthly	DBV Technologies SA — Monthly	(64)
2,842	2,782	—	1/28/25	Federal Funds Effective Rate US minus 4.25% — Monthly	DDS Inc — Monthly	50
18,343	19,203	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Delivery Hero SE — Monthly	(864)
33,357	33,203	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dell Technologies Inc — Monthly	151
6,732	6,513	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Dentsu Group Inc — Monthly	217
29,991	30,077	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Direct Line Insurance Group PLC — Monthly	(91)
23,076	22,650	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Dongfeng Motor Group Co Ltd — Monthly	422
43,812	44,060	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Dorman Products Inc — Monthly	(253)
20,443	20,502	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	DS Smith PLC — Monthly	(62)
3,219	3,153	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	DyDo Group Holdings Inc — Monthly	65
46,835	43,989	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Eagle Bancorp Inc — Monthly	2,579
14,715	13,693	—	1/28/25	Federal Funds Effective Rate US minus 1.48% — Monthly	Eagle Bulk Shipping Inc — Monthly	1,009
4,316	4,164	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	East Japan Railway Co — Monthly	119
45,353	43,668	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	easyJet PLC — Monthly	1,680
60,604	59,177	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ebix Inc — Monthly	1,292
31,040	32,242	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Editas Medicine Inc — Monthly	(1,206)
13,253	14,636	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Edulab Inc — Monthly	(1,443)
13,455	13,696	—	1/28/25	Federal Funds Effective Rate US minus 1.63% — Monthly	El Puerto de Liverpool SAB de CV — Monthly	(254)
11,886	11,441	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Elanco Animal Health Inc — Monthly	444
11,569	11,104	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Embraer SA ADR — Monthly	464
50,587	49,519	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Energy Recovery Inc — Monthly	1,062
39,048	39,048	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Enerpac Tool Group Corp — Monthly	(4)
21,578	22,030	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Envista Holdings Corp — Monthly	(454)
17,596	17,691	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Equifax Inc — Monthly	(138)
26,674	26,171	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Erie Indemnity Co — Monthly	500
13,048	12,190	—	1/28/25	Federal Funds Effective Rate US minus 2.80% — Monthly	Eros STX Global Corp — Monthly	833
3,265	3,427	—	1/28/25	Federal Funds Effective Rate US minus 6.68% — Monthly	Esperion Therapeutics Inc — Monthly	(182)
54,626	53,001	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ethan Allen Interiors Inc — Monthly	1,620
32,160	34,047	—	1/28/25	Federal Funds Effective Rate US minus 7.78% — Monthly	Eton Pharmaceuticals Inc — Monthly	(2,095)
9,436	9,437	—	1/28/25	Federal Funds Effective Rate US minus 2.63% — Monthly	euglena Co Ltd — Monthly	(23)
16,792	17,049	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Eurofins Scientific SE — Monthly	(260)
11,155	10,652	—	1/28/25	Federal Funds Effective Rate US minus 8.38% — Monthly	Eva Airways Corp — Monthly	440
1,420	1,409	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Eventbrite Inc — Monthly	11
—	—	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Evergrande Group/The (Rights) — Monthly	—
47,782	47,004	—	1/28/25	Federal Funds Effective Rate US minus 2.23% — Monthly	EVI Industries Inc — Monthly	711
41,261	40,425	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Evo Payments Inc — Monthly	832
9,223	9,150	—	1/28/25	Federal Funds Effective Rate US minus 12.08% — Monthly	Evolus Inc — Monthly	(2)
3,438	3,373	—	1/28/25	Federal Funds Effective Rate US minus 5.38% — Monthly	ExOne Co/The — Monthly	52
25,572	25,751	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Experian PLC — Monthly	(184)
12,872	11,887	—	1/28/25	Federal Funds Effective Rate US minus 4.75% — Monthly	FACC AG — Monthly	961
42,205	43,064	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Farfetch Ltd — Monthly	(861)
28,508	27,180	—	1/28/25	Federal Funds Effective Rate US minus 1.48% — Monthly	Farmland Partners Inc — Monthly	1,303
7,489	7,066	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Fattal Holdings (1998) Ltd — Monthly	400
40,234	37,985	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	FB Financial Corp — Monthly	2,138
17,936	19,592	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	FDK Corp — Monthly	(1,696)
33,890	33,073	—	1/28/25	Federal Funds Effective Rate US minus 2.68% — Monthly	Fidelity D&D Bancorp Inc — Monthly	588
28,262	28,346	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Fidelity National Information Services Inc — Monthly	(87)
9,226	8,858	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Fila SpA — Monthly	367
38,013	35,303	—	1/28/25	Federal Funds Effective Rate US minus 0.83% — Monthly	First Bancorp Inc/The — Monthly	2,690
55,599	54,774	—	1/28/25	Federal Funds Effective Rate US minus 0.53% — Monthly	First Bank/Hamilton NJ — Monthly	631
39,265	37,443	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	FirstGroup PLC — Monthly	1,817
30,077	30,185	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Five Below Inc — Monthly	(111)
10,904	10,662	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Flughafen Zurich AG — Monthly	240
14,129	13,420	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Fomento Economico Mexicano SAB de CV ADR — Monthly	566
13,980	13,508	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Formosa Chemicals & Fibre Corp — Monthly	469
14,208	15,367	—	1/28/25	Federal Funds Effective Rate US minus 12.13% — Monthly	Formosa Sumco Technology Corp — Monthly	(1,282)
8,798	8,603	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Formosa Taffeta Co Ltd — Monthly	148
30,268	29,551	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Four Corners Property Trust Inc — Monthly	714
36,652	35,955	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Fox Factory Holding Corp — Monthly	692
23,570	23,221	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Franklin Resources Inc — Monthly	346
11,529	11,351	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Fraport AG Frankfurt Airport Services Worldwide — Monthly	143
35,494	33,098	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Frasers Group PLC — Monthly	2,391
11,510	11,206	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Freni Brembo SpA — Monthly	303
6,761	6,810	—	1/28/25	Federal Funds Effective Rate US minus 8.88% — Monthly	Fronteo Inc — Monthly	(104)
14,183	15,402	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Frontier Management Inc — Monthly	(1,222)
21,223	21,264	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	FUCHS PETROLUB SE (Preference) — Monthly	(44)
910	918	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	FuelCell Energy Inc — Monthly	(8)
23,231	23,108	—	1/28/25	Federal Funds Effective Rate US minus 1.13% — Monthly	Fuji Kyuko Co Ltd — Monthly	103
8,124	8,172	—	1/28/25	Federal Funds Effective Rate US minus 4.38% — Monthly	Fujio Food Group Inc — Monthly	(77)
9,977	10,190	—	1/28/25	Federal Funds Effective Rate US minus 14.75% — Monthly	Furuya Metal Co Ltd — Monthly	(339)
11,616	11,661	—	1/28/25	Federal Funds Effective Rate US minus 0.58% — Monthly	FVCBankcorp Inc — Monthly	(50)
29,391	29,279	—	1/28/25	Federal Funds Effective Rate US minus 6.13% — Monthly	Galectin Therapeutics Inc — Monthly	(33)
25,270	26,499	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Games Workshop Group PLC — Monthly	(1,234)
9,768	9,987	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	GCP Student Living PLC — Monthly	(237)
24,408	25,455	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Genco Shipping & Trading Ltd — Monthly	(1,117)
25,087	24,643	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	General Dynamics Corp — Monthly	260
11,723	11,925	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Genky DrugStores Co Ltd — Monthly	(204)
8,670	8,623	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Genscript Biotech Corp — Monthly	42
29,733	28,202	—	1/28/25	Federal Funds Effective Rate US minus 4.75% — Monthly	Genting Plantations Bhd — Monthly	1,420
21,985	20,665	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	German American Bancorp Inc — Monthly	1,195
8,138	8,762	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Glenveagh Properties PLC — Monthly	(625)
29,850	31,510	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Globant SA — Monthly	(1,663)
16,902	17,248	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	GMO Payment Gateway Inc — Monthly	(415)
43,907	41,184	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Go-Ahead Group PLC/The — Monthly	2,719
23,722	24,807	—	1/28/25	Federal Funds Effective Rate US minus 7.50% — Monthly	GOME Retail Holdings Ltd — Monthly	(1,249)
4,005	3,960	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Gossamer Bio Inc — Monthly	45
35,732	34,813	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Granite Construction Inc — Monthly	916
29,685	27,586	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Great Western Bancorp Inc — Monthly	2,080
839	839	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	GreenSky Inc — Monthly	(1)
17,712	17,371	—	1/28/25	Federal Funds Effective Rate US minus 1.35% — Monthly	Greentown China Holdings Ltd — Monthly	320
20,552	20,924	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Greentown Service Group Co Ltd — Monthly	(376)
36,444	35,156	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Greggs PLC — Monthly	1,283
903	906	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Grid Dynamics Holdings Inc — Monthly	(4)
8,437	8,480	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Griffin Industrial Realty Inc — Monthly	(44)
38,465	38,010	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Griffon Corp — Monthly	306
819	814	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Groupon Inc — Monthly	5
11,423	10,809	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Growthpoint Properties Ltd — Monthly	608
18,423	17,716	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Grupo Televisa SAB ADR — Monthly	705
994	985	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	GTT Communications Inc — Monthly	9
3,897	3,358	—	1/28/25	Federal Funds Effective Rate US minus 0.22% — Monthly	GTY Technology Holdings Inc — Monthly	539
8,975	9,119	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Guotai Junan Securities Co Ltd — Monthly	(146)
8,677	9,525	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	GW Pharmaceuticals PLC ADR — Monthly	(849)
30,897	31,917	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hain Celestial Group Inc/The — Monthly	(1,023)
9,376	9,389	—	1/28/25	Federal Funds Effective Rate US minus 1.75% — Monthly	Hamborner REIT AG — Monthly	(513)
28,983	28,232	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hamilton Lane Inc — Monthly	748
25,610	22,971	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hanmi Financial Corp — Monthly	2,449
9,145	8,704	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Harvey Norman Holdings Ltd — Monthly	101
13,956	13,750	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hawthorn Bancshares Inc — Monthly	205
905	891	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	HC2 Holdings Inc — Monthly	14
45,699	44,356	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Helios Technologies Inc — Monthly	1,338
20,500	20,254	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Hella GmbH & Co KGaA — Monthly	243
9,934	9,873	—	1/28/25	Federal Funds Effective Rate US minus 21.50% — Monthly	Helloworld Travel Ltd — Monthly	(39)
8,322	8,386	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Henderson Land Development Co Ltd — Monthly	(66)
5,619	5,571	—	1/28/25	Federal Funds Effective Rate US minus 17.63% — Monthly	Heroz Inc — Monthly	(37)
13,579	14,346	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	Hexagon Composites ASA — Monthly	(795)
2,996	2,859	—	1/28/25	Federal Funds Effective Rate US minus 4.03% — Monthly	HF Foods Group Inc — Monthly	128
20,306	20,609	—	1/28/25	Federal Funds Effective Rate US minus 2.13% — Monthly	Highwealth Construction Corp — Monthly	(746)
3,896	3,799	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Hitachi Ltd — Monthly	49
21,275	20,664	—	1/28/25	Federal Funds Effective Rate US minus 5.50% — Monthly	HLB Inc — Monthly	517
8,813	9,033	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Homology Medicines Inc — Monthly	(221)
27,995	29,857	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Hong Kong Television Network Ltd — Monthly	(1,959)
37,512	36,475	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hooker Furniture Corp — Monthly	1,032
26,577	24,676	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hope Bancorp Inc — Monthly	1,534
17,670	17,787	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hormel Foods Corp — Monthly	(207)
47,707	47,357	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Hostess Brands Inc — Monthly	345
10,581	10,198	—	1/28/25	Federal Funds Effective Rate US minus 6.00% — Monthly	House Do Co Ltd — Monthly	327
18,137	17,572	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Huazhu Group Ltd ADR — Monthly	563
10,622	10,394	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Hufvudstaden AB — Monthly	228
19,477	19,237	—	1/28/25	Federal Funds Effective Rate US minus 0.33% — Monthly	Hulic Co Ltd — Monthly	237
6,687	6,567	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Hyundai Heavy Industries Holdings Co Ltd — Monthly	118
42,323	42,938	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	I3 Verticals Inc — Monthly	(620)
9,300	9,228	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	IAA Inc — Monthly	71
58,452	58,728	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ichor Holdings Ltd — Monthly	(281)
8,329	8,314	—	1/28/25	Federal Funds Effective Rate US minus 1.63% — Monthly	IDEA Consultants Inc — Monthly	3
10,472	10,391	—	1/28/25	Federal Funds Effective Rate US minus 8.38% — Monthly	IGNIS Ltd — Monthly	(4)
843	837	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	iHeartMedia Inc — Monthly	6
839	839	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Immersion Corp — Monthly	—
70,101	65,985	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Independent Bank Group Inc — Monthly	3,756
15,915	16,438	—	1/28/25	Federal Funds Effective Rate US minus 3.50% — Monthly	Industries Qatar QSC — Monthly	(563)
9,533	9,373	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Innovative Industrial Properties Inc — Monthly	159
4,287	4,245	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Innoviva Inc — Monthly	43
34,389	36,483	—	1/28/25	Federal Funds Effective Rate US minus 18.98% — Monthly	Inseego Corp — Monthly	(2,622)
2,743	2,511	—	1/28/25	Federal Funds Effective Rate US minus 9.63% — Monthly	Inspec Inc — Monthly	213
61,468	58,832	—	1/28/25	Federal Funds Effective Rate US minus 2.73% — Monthly	Intellicheck Inc — Monthly	2,539
31,085	30,268	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	InterContinental Hotels Group PLC — Monthly	813
2,750	2,698	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Intercure Ltd — Monthly	39
27,324	27,174	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	International Business Machines Corp — Monthly	(212)
34,656	33,028	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Invesco Ltd — Monthly	1,310
11,374	10,943	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Investar Holding Corp — Monthly	386
15,507	16,434	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Invitae Corp — Monthly	(929)
22,650	23,170	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Iovance Biotherapeutics Inc — Monthly	(521)
6,224	6,216	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	iQIYI Inc ADR — Monthly	7
8,516	8,094	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Iriso Electronics Co Ltd — Monthly	421
12,344	8,582	—	1/28/25	Federal Funds Effective Rate US minus 9.00% — Monthly	IRPC PCL — Monthly	3,700
13,013	12,359	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Isetan Mitsukoshi Holdings Ltd — Monthly	587
3,218	3,236	—	1/28/25	Federal Funds Effective Rate US minus 14.63% — Monthly	Ishikawa Seisakusho Ltd — Monthly	(56)
17,916	17,470	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	iStar Inc — Monthly	308
10,289	10,196	—	1/28/25	Federal Funds Effective Rate US minus 10.88% — Monthly	ITM Power PLC — Monthly	39
7,231	7,328	—	1/28/25	Federal Funds Effective Rate US minus 11.38% — Monthly	Itokuro Inc — Monthly	(175)
29,201	27,624	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	J & J Snack Foods Corp — Monthly	1,574
11,480	11,195	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	J Sainsbury PLC — Monthly	(265)
31,799	32,244	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Jacobs Engineering Group Inc — Monthly	(506)
13,637	13,755	—	1/28/25	Federal Funds Effective Rate US minus 0.50% — Monthly	James Hardie Industries PLC — Monthly	(122)
2,886	2,826	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	Japan Display Inc — Monthly	52
8,818	8,807	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Japan Prime Realty Investment Corp — Monthly	9
21,272	20,910	—	1/28/25	Federal Funds Effective Rate US minus 0.35% — Monthly	Jardine Matheson Holdings Ltd — Monthly	358
3,262	3,132	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	JDC Corp — Monthly	70
2,877	2,581	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	JG Summit Holdings Inc — Monthly	296
2,866	2,792	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	JINS Holdings Inc — Monthly	73
6,688	6,977	—	1/28/25	Federal Funds Effective Rate US minus 6.50% — Monthly	Jinxin Fertility Group Ltd — Monthly	(316)
17,679	17,611	—	1/28/25	Federal Funds Effective Rate US minus 5.00% — Monthly	Jollibee Foods Corp — Monthly	(2)
5,699	5,438	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	JTEKT Corp — Monthly	207
57,581	49,252	—	1/28/25	Federal Funds Effective Rate US minus 2.48% — Monthly	Jumia Technologies AG ADR — Monthly	8,275
4,852	4,779	—	1/28/25	Federal Funds Effective Rate US minus 7.75% — Monthly	Juventus Football Club SpA — Monthly	45
14,111	14,028	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kakaku.com Inc — Monthly	(14)
15,644	15,987	—	1/28/25	Federal Funds Effective Rate US minus 0.83% — Monthly	Kala Pharmaceuticals Inc — Monthly	(352)
26,241	24,419	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kaman Corp — Monthly	1,819
7,161	6,847	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Keikyu Corp — Monthly	314
845	840	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kennametal Inc — Monthly	6
9,054	8,959	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Kerry Properties Ltd — Monthly	67
30,906	31,029	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Keurig Dr Pepper Inc — Monthly	(125)
6,345	6,332	—	1/28/25	Federal Funds Effective Rate US minus 11.75% — Monthly	KeyHolder Inc — Monthly	(61)
67,218	69,797	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Kingdee International Software Group Co Ltd — Monthly	(2,593)
22,092	22,687	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingspan Group PLC — Monthly	(599)
27,213	27,499	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Knight-Swift Transportation Holdings Inc — Monthly	(289)
14,893	14,716	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Knorr-Bremse AG — Monthly	174
9,479	9,296	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Koei Chemical Co Ltd — Monthly	63
10,835	11,098	—	1/28/25	Federal Funds Effective Rate US minus 4.25% — Monthly	Komax Holding AG — Monthly	(299)
13,200	13,074	—	1/28/25	Federal Funds Effective Rate US minus 2.63% — Monthly	Komipharm International Co Ltd — Monthly	100
74,257	71,297	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kontoor Brands Inc — Monthly	2,952
8,360	8,154	—	1/28/25	Federal Funds Effective Rate US minus 6.00% — Monthly	Koolearn Technology Holding Ltd — Monthly	174
30,361	30,795	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kornit Digital Ltd — Monthly	(437)
3,473	3,398	—	1/28/25	Federal Funds Effective Rate US minus 1.88% — Monthly	Kourakuen Holdings Corp — Monthly	70
32,318	31,734	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Kratos Defense & Security Solutions Inc — Monthly	582
5,690	6,758	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Krystal Biotech Inc — Monthly	(1,069)
5,190	5,176	—	1/28/25	Federal Funds Effective Rate US minus 16.75% — Monthly	Kudan Inc — Monthly	(71)
15,233	14,670	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kumiai Chemical Industry Co Ltd — Monthly	461
7,129	6,946	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Kuraray Co Ltd — Monthly	182
24,152	23,876	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lancaster Colony Corp — Monthly	273
4,346	4,263	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lannett Co Inc — Monthly	83
11,639	11,690	—	1/28/25	Federal Funds Effective Rate US minus 6.25% — Monthly	LDC SA — Monthly	(106)
14,634	14,828	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	LEC Inc — Monthly	(363)
8,736	8,703	—	1/28/25	Federal Funds Effective Rate US minus 10.25% — Monthly	Legend Holdings Corp — Monthly	(41)
10,664	10,479	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	LendingTree Inc — Monthly	184
2,641	2,524	—	1/28/25	Federal Funds Effective Rate US minus 3.00% — Monthly	Leopalace21 Corp — Monthly	110
23,692	23,672	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Liberty Broadband Corp — Monthly	18
9,169	9,551	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Lifestyle International Holdings Ltd — Monthly	(384)
9,837	9,255	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lincoln National Corp — Monthly	425
46,219	47,834	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Lindsay Corp — Monthly	(1,752)
8,890	8,017	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Link And Motivation Inc — Monthly	845
29,501	28,361	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Live Nation Entertainment Inc — Monthly	1,138
74,893	68,588	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Live Oak Bancshares Inc — Monthly	6,234
29,478	30,484	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	LiveRamp Holdings Inc — Monthly	(1,010)
25,009	26,160	—	1/28/25	Federal Funds Effective Rate US minus 2.39% — Monthly	LiveXLive Media Inc — Monthly	(1,193)
14,655	14,397	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	LIXIL Group Corp — Monthly	57
16,062	15,171	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Loews Corp — Monthly	867
20,706	20,363	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Lotte Shopping Co Ltd — Monthly	339
9,150	9,152	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	LPP SA — Monthly	(5)
14,554	13,862	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	M&T Bank Corp — Monthly	559
24,302	23,345	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Mack-Cali Realty Corp — Monthly	955
61,368	63,178	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MACOM Technology Solutions Holdings Inc — Monthly	(1,815)
21,209	20,836	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Madison Square Garden Sports Corp — Monthly	371
10,361	9,950	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Maeda Kosen Co Ltd — Monthly	370
12,774	12,219	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Magazine Luiza SA — Monthly	546
17,153	17,006	—	1/28/25	Federal Funds Effective Rate US minus 0.50% — Monthly	Magnit PJSC GDR — Monthly	142
21,222	21,302	—	1/28/25	Federal Funds Effective Rate US minus 1.08% — Monthly	Malvern Bancorp Inc — Monthly	(95)
4,906	4,900	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Mani Inc — Monthly	(16)
48,946	49,444	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MannKind Corp — Monthly	(502)
20,942	21,576	—	1/28/25	Federal Funds Effective Rate US minus 10.73% — Monthly	Marker Therapeutics Inc — Monthly	(796)
8,688	8,860	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Maruwa Unyu Kikan Co Ltd — Monthly	(216)
37,776	39,208	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Marvell Technology Group Ltd — Monthly	(1,411)
9,854	9,642	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Matsuya Co Ltd — Monthly	210
849	865	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Maui Land & Pineapple Co Inc — Monthly	(15)
9,972	9,734	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Maxar Technologies Inc — Monthly	237
864	862	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MAXIMUS Inc — Monthly	2
17,767	17,613	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	McDonald's Corp — Monthly	48
11,320	11,024	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	McDonald's Holdings Co Japan Ltd — Monthly	294
28,574	28,972	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Medallia Inc — Monthly	(400)
59,277	62,263	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Medifast Inc — Monthly	(3,336)
18,724	19,599	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Melexis NV — Monthly	(878)
24,069	23,470	—	1/28/25	Federal Funds Effective Rate US minus 0.58% — Monthly	Merchants Bancorp/IN — Monthly	586
35,424	33,836	—	1/28/25	Federal Funds Effective Rate US minus 2.03% — Monthly	Metrocity Bankshares Inc — Monthly	1,313
10,263	10,467	—	1/28/25	Federal Funds Effective Rate US minus 2.13% — Monthly	Meyer Burger Technology AG — Monthly	(215)
11,726	11,684	—	1/28/25	Federal Funds Effective Rate US minus 2.40% — Monthly	MGM China Holdings Ltd — Monthly	22
31,513	31,050	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MGP Ingredients Inc — Monthly	375
28,091	25,849	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Midland States Bancorp Inc — Monthly	1,832
33,862	32,140	—	1/28/25	Federal Funds Effective Rate US minus 9.73% — Monthly	Milestone Scientific Inc — Monthly	1,496
6,407	6,247	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MinebeaMitsumi Inc — Monthly	119
8,337	8,149	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Minor International PCL — Monthly	182
11,600	11,293	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MISUMI Group Inc — Monthly	284
9,446	9,004	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Mitsubishi Motors Corp — Monthly	440
3,162	3,325	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MJ Gleeson PLC — Monthly	(162)
28,398	30,742	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MongoDB Inc — Monthly	(2,347)
21,580	23,552	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	MonotaRO Co Ltd — Monthly	(1,986)
44,992	44,707	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Monro Inc — Monthly	281
18,676	18,580	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Mowi ASA — Monthly	93
18,066	17,933	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	MSA Safety Inc — Monthly	79
16,294	16,300	—	1/28/25	Federal Funds Effective Rate US minus 8.38% — Monthly	MTG Co Ltd — Monthly	(144)
12,198	11,806	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	MTU Aero Engines AG — Monthly	390
2,632	2,588	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nagaileben Co Ltd — Monthly	44
2,702	2,511	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nankai Electric Railway Co Ltd — Monthly	191
15,261	15,261	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	NantHealth Inc — Monthly	(40)
9,921	10,161	—	1/28/25	Federal Funds Effective Rate US minus 1.75% — Monthly	Nanya Technology Corp — Monthly	(251)
37,189	35,752	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	National Bankshares Inc — Monthly	577
18,421	18,490	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	National Instruments Corp — Monthly	(199)
9,734	9,836	—	1/28/25	Federal Funds Effective Rate US minus 3.59% — Monthly	nearmap Ltd — Monthly	(132)
19,397	19,204	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Netmarble Corp — Monthly	151
22,318	22,360	—	1/28/25	Federal Funds Effective Rate US minus 4.33% — Monthly	NeuroBo Pharmaceuticals Inc — Monthly	(118)
44,381	44,641	—	1/28/25	Federal Funds Effective Rate US minus 2.35% — Monthly	NewAge Inc — Monthly	(322)
15,637	15,051	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Nexstar Media Group Inc — Monthly	505
29,978	29,873	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Next PLC — Monthly	100
12,014	11,966	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nextage Co Ltd — Monthly	(15)
17,776	18,523	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Nice Ltd ADR — Monthly	(748)
8,562	8,264	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nippon Densetsu Kogyo Co Ltd — Monthly	296
9,613	9,536	—	1/28/25	Federal Funds Effective Rate US minus 5.50% — Monthly	Nippon Rietec Co Ltd — Monthly	36
10,541	10,023	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nippon Sanso Holdings Corp — Monthly	437
15,179	14,152	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nissan Motor Co Ltd — Monthly	1,024
13,636	12,960	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nissan Shatai Co Ltd — Monthly	583
3,936	4,149	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Nissei ASB Machine Co Ltd — Monthly	(259)
3,323	3,348	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Nissin Electric Co Ltd — Monthly	(71)
33,663	31,858	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	NN Inc — Monthly	1,802
8,495	8,290	—	1/28/25	Federal Funds Effective Rate US minus 2.81% — Monthly	Nokia Oyj ADR — Monthly	187
24,101	24,253	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Nordson Corp — Monthly	(155)
18,812	17,819	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Northfield Bancorp Inc — Monthly	815
37,246	35,620	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Northwest Bancshares Inc — Monthly	1,050
20,405	19,142	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Norwood Financial Corp — Monthly	1,084
60,138	61,070	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Novanta Inc — Monthly	(937)
6,896	6,920	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Novozymes A/S — Monthly	(25)
6,799	6,648	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	NTT Data Corp — Monthly	107
40,393	40,059	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	NV5 Global Inc — Monthly	331
6,674	6,494	—	1/28/25	Federal Funds Effective Rate US minus 1.88% — Monthly	Obara Group Inc — Monthly	37
840	836	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	OceanFirst Financial Corp — Monthly	4
6,176	6,063	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Odakyu Electric Railway Co Ltd — Monthly	111
41,647	39,279	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	OFG Bancorp — Monthly	2,364
12,217	12,356	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Oisix ra daichi Inc — Monthly	(194)
19,586	19,109	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Ollie's Bargain Outlet Holdings Inc — Monthly	475
10,164	10,060	—	1/28/25	Federal Funds Effective Rate US minus 1.33% — Monthly	Omeros Corp — Monthly	95
30,152	30,331	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ON Semiconductor Corp — Monthly	(182)
31,197	31,957	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	OneSpaWorld Holdings Ltd — Monthly	(761)
46,661	47,216	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Onto Innovation Inc — Monthly	(559)
8,559	8,455	—	1/28/25	Federal Funds Effective Rate US minus 4.38% — Monthly	Open Door Inc — Monthly	75
11,028	11,082	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Oracle Corp Japan — Monthly	(56)
2,548	2,697	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Orchard Therapeutics PLC ADR — Monthly	(149)
29,527	29,700	—	1/28/25	Federal Funds Effective Rate US minus 0.63% — Monthly	Organogenesis Holdings Inc — Monthly	(182)
22,463	22,463	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Orgenesis Inc — Monthly	(14)
14,951	14,804	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Oriental Land Co Ltd/Japan — Monthly	133
836	846	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Orion Energy Systems Inc — Monthly	(11)
9,230	9,037	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	OSG Corp — Monthly	192
47,421	45,971	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Oxford Industries Inc — Monthly	1,240
10,351	10,076	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Pact Group Holdings Ltd — Monthly	272
22,529	22,969	—	1/28/25	Federal Funds Effective Rate US minus 0.37% — Monthly	Pan Pacific International Holdings Corp — Monthly	(445)
68,973	66,449	—	1/28/25	Federal Funds Effective Rate US minus 1.13% — Monthly	PAR Technology Corp — Monthly	2,485
9,673	9,419	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Park24 Co Ltd — Monthly	251
849	850	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Parsons Corp — Monthly	(2)
18,741	19,362	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Partners Bancorp — Monthly	(631)
24,876	24,622	—	1/28/25	Federal Funds Effective Rate US minus 8.33% — Monthly	PAVmed Inc — Monthly	90
6,114	6,137	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	PDL Community Bancorp — Monthly	(24)
31,540	30,320	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Pearl Abyss Corp — Monthly	1,156
35,642	35,119	—	1/28/25	Federal Funds Effective Rate US minus 1.03% — Monthly	Penns Woods Bancorp Inc — Monthly	500
14,099	13,162	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Penske Automotive Group Inc — Monthly	836
13,421	12,598	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	People's United Financial Inc — Monthly	517
20,593	19,585	—	1/28/25	Federal Funds Effective Rate US minus 1.38% — Monthly	Pepkor Holdings Ltd — Monthly	990
2,599	2,701	—	1/28/25	Federal Funds Effective Rate US minus 25.00% — Monthly	Pepper Food Service Co Ltd — Monthly	(162)
4,814	5,096	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	PeptiDream Inc — Monthly	(283)
7,514	7,326	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Persol Holdings Co Ltd — Monthly	139
31,017	29,041	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Phoenix Group Holdings PLC — Monthly	1,973
12,247	11,822	—	1/28/25	Federal Funds Effective Rate US minus 0.50% — Monthly	PhosAgro PJSC GDR — Monthly	290
24,803	23,322	—	1/28/25	Federal Funds Effective Rate US minus 0.90% — Monthly	Pick n Pay Stores Ltd — Monthly	1,465
6,471	6,270	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	PICO Holdings Inc — Monthly	200
17,531	17,906	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Pinduoduo Inc ADR — Monthly	(376)
21,395	22,276	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Pirelli & C SpA — Monthly	(885)
878	885	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Pixelworks Inc — Monthly	(7)
21,227	21,447	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Planet Fitness Inc — Monthly	(223)
4,661	5,130	—	1/28/25	Federal Funds Effective Rate US minus 7.13% — Monthly	PointsBet Holdings Ltd — Monthly	(496)
80	82	—	1/28/25	Federal Funds Effective Rate US minus 7.13% — Monthly	PointsBet Holdings Ltd (Warrants) — Monthly	(3)
14,087	14,498	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	PolyNovo Ltd — Monthly	(416)
33,007	34,564	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	POSCO Chemical Co Ltd — Monthly	(1,619)
8,865	8,785	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Post Holdings Inc — Monthly	79
14,121	14,574	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	PowerCell Sweden AB — Monthly	(489)
21,627	22,352	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	PRADA SpA — Monthly	(730)
17,605	17,781	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Premier Inc — Monthly	(273)
27,750	27,140	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Prestige Consumer Healthcare Inc — Monthly	607
17,108	16,381	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Principal Financial Group Inc — Monthly	726
9,187	9,330	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Prored Partners Co Ltd — Monthly	(182)
39,296	37,592	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Provident Financial Services Inc — Monthly	1,147
19,403	17,994	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Prudential Bancorp Inc — Monthly	1,407
—	—	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Pulse Biosciences, Inc (Warrants) — Monthly	—
21,928	21,803	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	QTS Realty Trust Inc — Monthly	122
9,889	9,655	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Radware Ltd — Monthly	233
33,350	34,593	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Rafael Holdings Inc — Monthly	(1,247)
4,881	4,856	—	1/28/25	Federal Funds Effective Rate US minus 2.88% — Monthly	Raksul Inc — Monthly	14
4,263	4,308	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Ramsay Generale de Sante — Monthly	(63)
20,975	23,772	—	1/28/25	Federal Funds Effective Rate US minus 0.53% — Monthly	RAPT Therapeutics Inc — Monthly	(2,810)
36,279	35,137	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	RealReal Inc/The — Monthly	1,138
25,669	25,815	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Reata Pharmaceuticals Inc — Monthly	(147)
10,648	10,621	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Reckitt Benckiser Group PLC — Monthly	25
4,411	4,215	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Recruit Holdings Co Ltd — Monthly	187
25,739	30,063	—	1/28/25	Federal Funds Effective Rate US minus 2.48% — Monthly	Red Violet Inc — Monthly	(4,372)
62,882	61,790	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Regis Corp — Monthly	1,088
25,253	25,745	—	1/28/25	Federal Funds Effective Rate US minus 0.68% — Monthly	Relmada Therapeutics Inc — Monthly	(503)
19,010	18,667	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Renesas Electronics Corp — Monthly	341
9,434	9,863	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Repligen Corp — Monthly	(429)
38,932	39,745	—	1/28/25	Federal Funds Effective Rate US minus 4.69% — Monthly	Research Frontiers Inc — Monthly	(974)
30,370	30,507	—	1/28/25	Federal Funds Effective Rate US minus 5.81% — Monthly	Resonant Inc — Monthly	(279)
44,263	40,862	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Restaurant Group PLC/The — Monthly	3,396
8,640	8,718	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Retail Estates NV — Monthly	(79)
48,206	46,690	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	REV Group Inc — Monthly	1,511
3,855	3,865	—	1/28/25	Federal Funds Effective Rate US minus 13.38% — Monthly	Ricksoft Co Ltd — Monthly	(59)
4,676	4,629	—	1/28/25	Federal Funds Effective Rate US minus 3.65% — Monthly	Roadrunner Transportation Systems Inc — Monthly	33
4,347	4,187	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Rock Field Co Ltd — Monthly	131
5,227	5,516	—	1/28/25	Federal Funds Effective Rate US minus 2.08% — Monthly	Rockwell Medical Inc — Monthly	(296)
8,432	8,231	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Rolls-Royce Holdings PLC — Monthly	200
19,250	19,642	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Roper Technologies Inc — Monthly	(394)
42,387	42,330	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	RSA Insurance Group PLC — Monthly	(444)
11,151	10,690	—	1/28/25	Federal Funds Effective Rate US minus 1.28% — Monthly	Rubius Therapeutics Inc — Monthly	452
12,121	12,209	—	1/28/25	Federal Funds Effective Rate US minus 2.85% — Monthly	Ruentex Industries Ltd — Monthly	(116)
34,025	33,587	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Ryanair Holdings PLC — Monthly	437
30,908	28,883	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	S&T Bancorp Inc — Monthly	1,661
28,971	29,610	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Safehold Inc — Monthly	(642)
18,768	18,702	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Samsung Heavy Industries Co Ltd — Monthly	62
41,039	38,887	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sandy Spring Bancorp Inc — Monthly	1,752
7,583	7,598	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Sanoh Industrial Co Ltd — Monthly	(56)
7,777	7,543	—	1/28/25	Federal Funds Effective Rate US minus 2.03% — Monthly	Sanrio Co Ltd — Monthly	219
2,599	2,534	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	Sanyo Shokai Ltd — Monthly	58
4,593	4,516	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Sawai Pharmaceutical Co Ltd — Monthly	14
4,298	4,542	—	1/28/25	Federal Funds Effective Rate US minus 0.63% — Monthly	Scorpio Bulkers Inc — Monthly	(258)
16,622	16,568	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	scPharmaceuticals Inc — Monthly	52
19,766	19,216	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Seaboard Corp — Monthly	534
5,351	5,259	—	1/28/25	Federal Funds Effective Rate US minus 6.38% — Monthly	SEC Carbon Ltd — Monthly	(31)
8,335	8,138	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Securitas AB — Monthly	196
11,822	11,735	—	1/28/25	Federal Funds Effective Rate US minus 0.35% — Monthly	Sembcorp Industries Ltd — Monthly	85
7,229	6,913	—	1/28/25	Federal Funds Effective Rate US minus 0.35% — Monthly	Sembcorp Marine Ltd — Monthly	314
7,626	7,437	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Senior PLC — Monthly	189
27,832	26,147	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Seres Therapeutics Inc — Monthly	1,683
9,602	8,674	—	1/28/25	Federal Funds Effective Rate US minus 2.08% — Monthly	Seritage Growth Properties — Monthly	908
4,336	4,040	—	1/28/25	Federal Funds Effective Rate US minus 11.13% — Monthly	Serverworks Co Ltd — Monthly	251
9,123	9,207	—	1/28/25	Federal Funds Effective Rate US minus 4.50% — Monthly	Shanghai Electric Group Co Ltd — Monthly	(116)
8,670	8,918	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Shanghai Industrial Holdings Ltd — Monthly	(283)
9,814	9,387	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Sharp Corp/Japan — Monthly	422
22,294	23,935	—	1/28/25	Federal Funds Effective Rate US minus 7.75% — Monthly	Shenzhen Expressway Co Ltd — Monthly	(1,780)
3,366	3,335	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Shima Seiki Manufacturing Ltd — Monthly	11
49,444	49,795	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Shockwave Medical Inc — Monthly	(355)
2,714	2,672	—	1/28/25	Federal Funds Effective Rate US minus 1.13% — Monthly	Shoei Foods Corp — Monthly	23
4,199	4,415	—	1/28/25	Federal Funds Effective Rate US minus 2.13% — Monthly	Shop Apotheke Europe NV — Monthly	(225)
14,022	14,150	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Shui On Land Ltd — Monthly	(132)
15,939	17,244	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Siemens Gamesa Renewable Energy SA — Monthly	(1,307)
6,773	6,639	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	SIGA Technologies Inc — Monthly	133
4,737	4,732	—	1/28/25	Federal Funds Effective Rate US minus 6.25% — Monthly	Signpost Corp — Monthly	(19)
10,065	9,860	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Silverlake Axis Ltd — Monthly	73
819	819	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Simmons First National Corp — Monthly	—
25,745	24,914	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Simply Good Foods Co/The — Monthly	829
10,781	10,355	—	1/28/25	Federal Funds Effective Rate US minus 0.35% — Monthly	Singapore Airlines Ltd — Monthly	424
9,432	9,514	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Sinopec Engineering Group Co Ltd — Monthly	(110)
9,482	9,764	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Sinopec Shanghai Petrochemical Co Ltd — Monthly	(317)
17,433	17,586	—	1/28/25	Federal Funds Effective Rate US minus 11.68% — Monthly	Sinopec Shanghai Petrochemical Co Ltd ADR — Monthly	(299)
7,408	7,567	—	1/28/25	Federal Funds Effective Rate US minus 7.88% — Monthly	sinops Inc — Monthly	(214)
16,346	16,382	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	SJM Holdings Ltd — Monthly	(40)
9,007	9,352	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	SkiStar AB — Monthly	(347)
12,954	12,130	—	1/28/25	Federal Funds Effective Rate US minus 2.50% — Monthly	SM Prime Holdings Inc — Monthly	821
9,091	10,287	—	1/28/25	Federal Funds Effective Rate US minus 12.13% — Monthly	Smaregi Inc — Monthly	(1,273)
50,694	50,301	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	SMART Global Holdings Inc — Monthly	388
9,525	9,848	—	1/28/25	Federal Funds Effective Rate US minus 2.75% — Monthly	Smart Metering Systems PLC — Monthly	(434)
24,653	25,823	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Smartsheet Inc — Monthly	(1,173)
6,951	6,988	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	SMC Corp/Japan — Monthly	(58)
13,481	13,491	—	1/28/25	Federal Funds Effective Rate US minus 3.50% — Monthly	Snow Peak Inc — Monthly	(56)
20,364	20,366	—	1/28/25	Federal Funds Effective Rate US minus 7.75% — Monthly	SOHO China Ltd — Monthly	(118)
3,501	3,691	—	1/28/25	Federal Funds Effective Rate US minus 2.83% — Monthly	Solid Biosciences Inc — Monthly	(199)
2,580	2,442	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Sotetsu Holdings Inc — Monthly	138
3,439	3,298	—	1/28/25	Federal Funds Effective Rate US minus 5.63% — Monthly	Sourcenext Corp — Monthly	126
41,302	39,154	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern National Bancorp of Virginia Inc — Monthly	1,785
557,408	556,486	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	SPDR S&P 500 ETF Trust — Monthly	(229)
3,847	3,894	—	1/28/25	Federal Funds Effective Rate US minus 7.75% — Monthly	Splitit Ltd — Monthly	(75)
16,505	16,947	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Splunk Inc — Monthly	(444)
17,826	19,230	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Spotify Technology SA — Monthly	(1,406)
46,640	46,088	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	SSP Group Plc — Monthly	548
42,189	41,923	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	St Joe Co/The — Monthly	174
31,417	31,550	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Standard Life Aberdeen PLC — Monthly	(137)
17,480	17,448	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Starbucks Corp — Monthly	30
57,716	57,790	—	1/28/25	Federal Funds Effective Rate US minus 0.58% — Monthly	StarTek Inc — Monthly	(90)
25,563	25,077	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Stericycle Inc — Monthly	483
879	876	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sterling Bancorp Inc/MI — Monthly	3
38,253	37,161	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Sterling Construction Co Inc — Monthly	1,088
68,580	72,050	—	1/28/25	Federal Funds Effective Rate US minus 0.88% — Monthly	Stitch Fix Inc — Monthly	(3,520)
46,454	50,423	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Stoke Therapeutics Inc — Monthly	(3,973)
60,639	62,969	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	StoneCo Ltd — Monthly	(2,336)
12,495	12,641	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Storytel AB — Monthly	(184)
18,876	18,648	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Sumitomo Bakelite Co Ltd — Monthly	226
8,891	8,632	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Sumitomo Heavy Industries Ltd — Monthly	257
19,159	18,903	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Sun Art Retail Group Ltd — Monthly	251
3,612	3,922	—	1/28/25	Federal Funds Effective Rate US minus 18.38% — Monthly	Suncity Group Holdings Ltd — Monthly	(360)
3,422	3,483	—	1/28/25	Federal Funds Effective Rate US minus 5.63% — Monthly	SuRaLa Net Co Ltd — Monthly	(76)
13,097	11,586	—	1/28/25	Federal Funds Effective Rate US minus 2.38% — Monthly	SWK Holdings Corp — Monthly	1,487
865	858	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Synchronoss Technologies Inc — Monthly	6
10,945	11,034	—	1/28/25	Federal Funds Effective Rate US minus 1.88% — Monthly	Taiwan High Speed Rail Corp — Monthly	(105)
5,656	5,695	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Takara Bio Inc — Monthly	(40)
6,463	6,370	—	1/28/25	Federal Funds Effective Rate US minus 4.50% — Monthly	Taki Chemical Co Ltd — Monthly	71
9,528	9,621	—	1/28/25	Federal Funds Effective Rate US minus 2.63% — Monthly	Tateru Inc — Monthly	(112)
8,347	7,875	—	1/28/25	Federal Funds Effective Rate US minus 14.75% — Monthly	TAV Havalimanlari Holding A/S — Monthly	403
14,108	13,171	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	TCF Financial Corp — Monthly	936
26,742	25,823	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Tejon Ranch Co — Monthly	916
19,057	19,520	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Teleflex Inc — Monthly	(483)
19,351	19,351	—	1/28/25	Federal Funds Effective Rate US minus 12.48% — Monthly	TherapeuticsMD Inc — Monthly	(197)
27,355	28,364	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Thermo Fisher Scientific Inc — Monthly	(1,011)
12,529	12,425	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	TMB Bank PCL — Monthly	94
3,222	3,310	—	1/28/25	Federal Funds Effective Rate US minus 5.25% — Monthly	Tobila Systems Inc — Monthly	(122)
10,754	9,879	—	1/28/25	Federal Funds Effective Rate US minus 1.25% — Monthly	Tokai Carbon Co Ltd — Monthly	864
11,677	12,595	—	1/28/25	Federal Funds Effective Rate US minus 3.50% — Monthly	Tokyo Base Co Ltd — Monthly	(945)
8,642	8,730	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Tokyu REIT Inc — Monthly	(89)
26,439	25,953	—	1/28/25	Federal Funds Effective Rate US minus 0.73% — Monthly	Tootsie Roll Industries Inc — Monthly	473
6,093	5,787	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Toyo Seikan Group Holdings Ltd — Monthly	265
56,056	56,322	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	TPI Composites Inc — Monthly	(271)
17,846	18,313	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Tradeweb Markets Inc — Monthly	(494)
6,368	6,165	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Trainline PLC — Monthly	202
27,632	26,455	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Transcontinental Realty Investors Inc — Monthly	1,173
12,809	12,617	—	1/28/25	Federal Funds Effective Rate US minus 1.50% — Monthly	Traton SE — Monthly	180
7,733	6,369	—	1/28/25	Federal Funds Effective Rate US minus 0.45% — Monthly	Treasury Wine Estates Ltd — Monthly	1,362
16,148	16,411	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	TreeHouse Foods Inc — Monthly	(265)
15,288	15,563	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Trex Co Inc — Monthly	(277)
27,207	26,209	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Trinity Industries Inc — Monthly	777
9,570	9,179	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Triumph Group Inc — Monthly	390
44,878	44,878	—	1/28/25	Federal Funds Effective Rate US minus 1.03% — Monthly	Tucows Inc — Monthly	(36)
3,993	3,973	—	1/28/25	Federal Funds Effective Rate US minus 0.58% — Monthly	Tufin Software Technologies Ltd — Monthly	19
10,774	10,164	—	1/28/25	Federal Funds Effective Rate US minus 25.63% — Monthly	Turk Hava Yollari Anonim Ortakligi — Monthly	444
24,546	24,932	—	1/28/25	Federal Funds Effective Rate US minus 0.63% — Monthly	Turtle Beach Corp — Monthly	(398)
46,034	51,624	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Twist Bioscience Corp — Monthly	(5,595)
16,306	16,358	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Umicore SA — Monthly	(53)
9,791	9,699	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Unicharm Corp — Monthly	90
8,458	8,443	—	1/28/25	Federal Funds Effective Rate US minus 4.93% — Monthly	Union Bankshares Inc/Morrisville VT — Monthly	(111)
8,190	7,716	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Unipres Corp — Monthly	474
37,932	36,307	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	United Bankshares Inc/WV — Monthly	1,620
16,057	17,137	—	1/28/25	Federal Funds Effective Rate US minus 0.93% — Monthly	UNITY Biotechnology Inc — Monthly	(1,088)
62,206	59,289	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Upwork Inc — Monthly	2,913
4,178	4,254	—	1/28/25	Federal Funds Effective Rate US minus 1.58% — Monthly	UroGen Pharma Ltd — Monthly	(82)
7,529	6,981	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	US Ecology Inc — Monthly	547
43,579	41,212	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Valley National Bancorp — Monthly	2,363
2,497	2,534	—	1/28/25	Federal Funds Effective Rate US minus 23.13% — Monthly	Veltra Corp — Monthly	(87)
16,734	16,734	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Verizon Communications Inc — Monthly	(2)
16,830	16,296	—	1/28/25	Federal Funds Effective Rate US minus 1.28% — Monthly	Verrica Pharmaceuticals Inc — Monthly	521
20,196	20,462	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ViacomCBS Inc — Monthly	(269)
838	839	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Viad Corp — Monthly	(1)
46,984	45,850	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Viavi Solutions Inc — Monthly	1,129
20,650	20,277	—	1/28/25	Federal Funds Effective Rate US minus 9.18% — Monthly	Virgin Galactic Holdings Inc — Monthly	272
44,433	44,433	—	1/28/25	Federal Funds Effective Rate US minus 0.98% — Monthly	VirnetX Holding Corp — Monthly	(33)
16,622	16,637	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Virtu Financial Inc — Monthly	(192)
8,535	9,124	—	1/28/25	Federal Funds Effective Rate US minus 10.00% — Monthly	Visionary Holdings Co Ltd — Monthly	(660)
71,306	72,268	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Visteon Corp — Monthly	(969)
14,698	14,863	—	1/28/25	Federal Funds Effective Rate US minus 15.13% — Monthly	Viva Biotech Holdings — Monthly	(369)
27,071	26,506	—	1/28/25	Federal Funds Effective Rate US minus 3.48% — Monthly	VolitionRX Ltd — Monthly	498
12,100	13,552	—	1/28/25	Federal Funds Effective Rate US minus 7.25% — Monthly	W-Scope Corp — Monthly	(1,524)
23,259	22,142	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Washington Real Estate Investment Trust — Monthly	1,114
9,805	10,002	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Washtec AG — Monthly	(199)
13,155	13,099	—	1/28/25	Federal Funds Effective Rate US minus 0.25% — Monthly	Waste Connections Inc — Monthly	34
3,452	3,398	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	WATAMI Co Ltd — Monthly	52
22,044	20,812	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Webster Financial Corp — Monthly	1,010
17,490	17,150	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Weir Group PLC/The — Monthly	337
49,494	47,581	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	1,910
40,923	40,332	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	WH Smith PLC — Monthly	587
19,121	18,604	—	1/28/25	Federal Funds Effective Rate US minus 0.75% — Monthly	Wharf Real Estate Investment Co Ltd — Monthly	508
39,199	37,216	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Whitbread PLC — Monthly	1,979
40,683	40,439	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	WillScot Mobile Mini Holdings Corp — Monthly	240
13,083	13,223	—	1/28/25	Federal Funds Effective Rate US minus 3.38% — Monthly	Win Semiconductors Corp — Monthly	(174)
21,954	20,379	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Wintrust Financial Corp — Monthly	1,468
10,144	10,145	—	1/28/25	Federal Funds Effective Rate US minus 3.13% — Monthly	Wiwynn Corp — Monthly	(29)
15,298	15,581	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Wix.com Ltd — Monthly	(286)
11,652	11,512	—	1/28/25	Federal Funds Effective Rate US minus 14.43% — Monthly	Wrap Technologies Inc — Monthly	17
14,505	14,650	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Wuxi Biologics Cayman Inc — Monthly	(145)
16,214	15,691	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Wynn Macau Ltd — Monthly	520
25,641	26,532	—	1/28/25	Federal Funds Effective Rate US minus 4.93% — Monthly	XBiotech Inc — Monthly	(985)
47,553	48,208	—	1/28/25	Federal Funds Effective Rate US minus 4.23% — Monthly	XOMA Corp — Monthly	(776)
62,970	63,136	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Xperi Holding Corp — Monthly	(335)
25,090	25,390	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	XPO Logistics Inc — Monthly	(302)
9,528	9,190	—	1/28/25	Federal Funds Effective Rate US minus 4.38% — Monthly	Yamashin-Filter Corp — Monthly	276
7,886	7,578	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamato Holdings Co Ltd — Monthly	262
6,866	6,636	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Yamazaki Baking Co Ltd — Monthly	229
8,616	8,136	—	1/28/25	Federal Funds Effective Rate US minus 6.35% — Monthly	Yangzijiang Shipbuilding Holdings Ltd — Monthly	434
24,262	24,090	—	1/28/25	Federal Funds Effective Rate US minus 0.30% — Monthly	Yaskawa Electric Corp — Monthly	112
17,792	17,442	—	1/28/25	Federal Funds Effective Rate US minus 1.00% — Monthly	Ypsomed Holding AG — Monthly	339
19,083	18,938	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	Yum! Brands Inc — Monthly	59
8,571	8,742	—	1/28/25	Federal Funds Effective Rate US minus 4.00% — Monthly	Yuzhou Group Holdings Co Ltd — Monthly	(199)
37,899	36,197	—	1/28/25	Federal Funds Effective Rate US minus 0.23% — Monthly	ZAGG Inc — Monthly	1,698
13,279	13,783	—	1/28/25	Federal Funds Effective Rate US minus 3.00% — Monthly	Zhen Ding Technology Holding Ltd — Monthly	(539)
22,196	22,818	—	1/28/25	Federal Funds Effective Rate US minus 0.40% — Monthly	Zhenro Properties Group Ltd — Monthly	(627)
18,449	17,690	—	1/28/25	Federal Funds Effective Rate US minus 0.83% — Monthly	ZIOPHARM Oncology Inc — Monthly	749
3,705	3,613	—	1/28/25	Federal Funds Effective Rate US minus 1.38% — Monthly	Zojirushi Corp — Monthly	63
28,361	29,764	—	1/28/25	Federal Funds Effective Rate US minus 1.48% — Monthly	Zynex Inc — Monthly	(1,088)

Upfront premium received		—	Unrealized appreciation			430,252

Upfront premium (paid)		—	Unrealized (depreciation)			(478,262)

Total		$—			Total	$(48,010)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $8,616,576.
(NON)	This security is non-income-producing.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $48,010 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,925,595 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Financials	$1,291,896	$48,547	$—
Industrials	1,315	—	—
Information technology	3,094	—	—

Total common stocks	1,296,305	48,547	—
Investment companies	566	—	—
Units	592,789	—	—
Warrants	139,846	2,018	—
Short-term investments	—	2,656,551	—

Totals by level	$2,029,506	$2,707,116	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(48,010)	$—

Totals by level	$—	$(48,010)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$29,900,000
Warrants (number of warrants)	110,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com